UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® International New Discovery Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/09

MIO-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Synthes, Inc.	2.2%
Konica Minolta Holdings, Inc.	1.8%
Intertek Group PLC	1.7%
Christian Dior S.A.	1.5%
Royal KPN N.V.	1.4%
Novo Nordisk A/S, “B”	1.4%
Bunzl PLC	1.3%
Copa Holdings S.A., “A”	1.3%
Zimmer Holdings, Inc.	1.3%
Itau Unibanco Banco Multiplo S.A., ADR	1.2%

Equity sectors
Financial Services	17.1%
Health Care	13.9%
Consumer Staples	11.7%
Technology	10.6%
Basic Materials	7.9%
Special Products & Services	7.2%
Utilities & Communications	6.3%
Leisure (a)	4.8%
Industrial Goods & Services	4.6%
Retailing	4.3%
Energy	4.0%
Transportation	3.6%
Autos & Housing	2.5%

Country weightings
Japan	17.9%
United Kingdom	13.2%
Germany	7.0%
Brazil	6.0%
France	5.7%
Switzerland	5.6%
United States	5.2%
Netherlands	4.9%
Australia	2.9%
Other Countries	31.6%

(a)	This Equity Sector includes both common stocks and rights.

Percentages are based on net assets as of 3/31/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2008 through March 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	1.63%	$1,000.00	$711.09	$6.95
	Hypothetical (h)	1.63%	$1,000.00	$1,016.80	$8.20
B	Actual	2.34%	$1,000.00	$709.17	$9.97
	Hypothetical (h)	2.34%	$1,000.00	$1,013.26	$11.75
C	Actual	2.34%	$1,000.00	$708.80	$9.97
	Hypothetical (h)	2.34%	$1,000.00	$1,013.26	$11.75
I	Actual	1.34%	$1,000.00	$712.22	$5.72
	Hypothetical (h)	1.34%	$1,000.00	$1,018.25	$6.74
R1	Actual	2.34%	$1,000.00	$708.68	$9.97
	Hypothetical (h)	2.34%	$1,000.00	$1,013.26	$11.75
R2	Actual	1.84%	$1,000.00	$710.78	$7.85
	Hypothetical (h)	1.84%	$1,000.00	$1,015.76	$9.25
R3	Actual	1.59%	$1,000.00	$711.71	$6.79
	Hypothetical (h)	1.59%	$1,000.00	$1,017.00	$8.00
R4	Actual	1.34%	$1,000.00	$712.15	$5.72
	Hypothetical (h)	1.34%	$1,000.00	$1,018.25	$6.74
529A	Actual	1.77%	$1,000.00	$711.08	$7.55
	Hypothetical (h)	1.77%	$1,000.00	$1,016.11	$8.90
529B	Actual	2.44%	$1,000.00	$708.68	$10.39
	Hypothetical (h)	2.44%	$1,000.00	$1,012.76	$12.24
529C	Actual	2.44%	$1,000.00	$708.75	$10.39
	Hypothetical (h)	2.44%	$1,000.00	$1,012.76	$12.24

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.59% for Class A shares and 1.69% for Class 529A shares; the actual expenses paid during the period would have been approximately $6.78 for Class A shares and $7.21 for Class 529A shares; and the hypothetical expenses paid during the period would have been approximately $8.00 for Class A shares and $8.50 for Class 529A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

3/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Aerospace - 0.2%
Meggitt PLC	1,837,786	$3,381,884

Airlines - 1.7%
Arriva PLC	548,050	$2,913,498
Copa Holdings S.A., “A”	656,580	18,824,148
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	81,820	2,354,779

		$24,092,425
Alcoholic Beverages - 2.7%
Companhia de Bebidas das Americas, ADR	228,503	$10,911,017
Davide Campari-Milano S.p.A.	483,917	3,073,215
Foster’s Group Ltd.	1,491,365	5,247,323
Grupo Modelo S.A. de C.V., “C”	418,000	1,255,622
Heineken N.V.	164,070	4,664,845
Lion Nathan Ltd.	1,032,310	5,799,959
Pernod Ricard S.A.	150,430	8,389,178

		$39,341,159
Apparel Manufacturers - 1.6%
Billabong International Ltd.	481,333	$2,844,907
Burberry Group PLC	921,690	3,726,107
Compagnie Financiere Richemont S.A.	172,627	2,696,396
Li & Fung Ltd.	3,487,000	8,188,192
Stella International Holdings Ltd.	6,101,500	6,447,409

		$23,903,011
Automotive - 0.4%
PT Astra International Tbk.	4,760,000	$5,922,742

Biotechnology - 0.7%
Actelion Ltd. (a)	127,884	$5,836,400
Lonza Group AG	44,248	4,373,100

		$10,209,500
Broadcasting - 1.6%
Fuji Television Network, Inc.	9,570	$10,750,734
Grupo Televisa S.A., ADR	505,590	6,896,248
WPP Group PLC	954,872	5,381,060

		$23,028,042

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 3.2%
Bolsa Mexicana de Valores S.A. de C.V. (a)	2,804,000	$1,553,929
Daiwa Securities Group, Inc.	2,052,000	9,082,605
Deutsche Boerse AG	74,500	4,491,744
Hong Kong Exchanges & Clearing Ltd.	530,500	5,010,270
ICAP PLC	481,364	2,101,410
IG Group Holdings PLC	3,669,255	9,226,616
Julius Baer Holding Ltd.	126,423	3,109,764
Octaviar Ltd. (a)(l)	244,515	0
Rathbone Brothers PLC	707,235	7,844,220
Tullett Prebon PLC	365,573	1,102,850
Van Lanschot N.V.	48,159	2,439,072

		$45,962,480
Business Services - 5.6%
Amadeus Fire AG (h)	263,777	$3,329,314
Bunzl PLC	2,491,376	19,536,013
CTS Eventim AG	168,850	4,912,917
Electrocomponents PLC	1,130,717	2,032,068
Infosys Technology Ltd.	199,890	5,216,012
Intertek Group PLC	1,933,239	24,562,955
JFE Shoji Holdings, Inc.	469,951	1,258,766
Kloeckner & Co. AG	182,625	1,802,782
Kroton Educacional S.A., IEU (a)	200,800	805,018
LPS Brasil - Consultoria de Imoveis S.A.	454,961	1,127,719
Sodexo	216,434	9,870,298
TAKKT AG	357,368	3,086,194
USS Co. Ltd.	99,820	4,391,006

		$81,931,062
Chemicals - 1.7%
Hoganas AB	78,198	$708,781
Makhteshim-Agan Industries Ltd.	1,188,970	4,981,867
Orica Ltd.	412,180	4,238,952
Syngenta AG	57,898	11,668,103
Victrex PLC	372,623	2,716,063

		$24,313,766
Computer Software - 0.1%
Totvs S.A.	92,600	$1,626,662

Computer Software - Systems - 2.8%
Acer, Inc.	3,933,000	$5,941,047
Advantech Co. Ltd.	5,621,247	7,832,700

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Capgemini	93,879	$3,020,903
Fujitsu Ltd.	1,707,000	6,421,548
OBIC Co. Ltd.	116,070	14,547,445
Wincor Nixdorf AG	58,964	2,672,163

		$40,435,806
Conglomerates - 1.3%
DCC PLC	163,856	$2,481,770
First Pacific Co. Ltd.	6,780,000	2,326,891
Keppel Corp. NPV	3,386,000	11,278,838
Smiths Group PLC	262,605	2,520,784

		$18,608,283
Construction - 2.1%
Anhui Conch Cement Co. Ltd. (a)	1,412,000	$7,788,171
Corporacion Moctezuma S.A. de C.V.	959,200	1,286,608
CRH PLC	117,216	2,525,681
Duratex S.A., IPS	444,100	2,871,646
Geberit AG	64,177	5,767,642
Noritz Corp. NPV	539,000	7,146,574
Sare Holding S.A. de C.V., “B” (a)	10,249,167	1,287,929
Wienerberger AG	173,764	1,369,017

		$30,043,268
Consumer Goods & Services - 6.6%
Avon Products, Inc.	229,120	$4,405,978
Beiersdorf AG	208,068	9,340,879
Christian Dior S.A.	390,842	21,432,980
Dabur India Ltd.	3,906,881	7,638,959
Hengan International Group Co. Ltd.	2,671,000	10,734,866
Henkel KGaA, IPS	421,506	11,469,064
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,007,060	6,499,389
Kose Corp.	214,300	4,008,737
Natura Cosmeticos S.A.	475,130	4,639,161
Uni-Charm Corp.	251,500	15,323,869

		$95,493,882
Containers - 0.8%
Mayr-Melnhof Karton AG	85,690	$6,033,930
Viscofan S.A.	317,728	6,175,812

		$12,209,742

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.5%
Legrand S.A.	289,820	$5,038,443
LS Industrial Systems Co. Ltd.	329,441	12,934,175
OMRON Corp.	78,821	935,416
Prysmian S.p.A.	113,356	1,129,536
Spectris PLC	377,670	2,181,147

		$22,218,717
Electronics - 6.3%
ARM Holdings PLC	2,599,570	$3,823,243
ASM Pacific Technology Ltd.	1,687,500	5,911,236
ASML Holding N.V.	412,280	7,219,023
ASML Holding N.V. (l)	162,984	2,890,816
Domino Printing Sciences PLC	249	672
Halma PLC	1,188,055	2,816,985
Hirose Electric Co. Ltd.	119,100	11,536,691
Hoya Corp.	89,300	1,767,684
Konica Minolta Holdings, Inc.	3,073,000	26,647,152
Melexis N.V.	237,947	1,106,477
Ricoh Co. Ltd.	721,000	8,677,165
SUMCO Corp.	539,500	8,064,366
Venture Corp. Ltd.	3,219,000	10,666,860

		$91,128,370
Energy - Independent - 2.6%
Arch Coal, Inc.	246,050	$3,289,689
Galp Energia SGPS S.A.	357,267	4,262,491
Motor Oil (Hellas) Corinth Refineries S.A.	118,394	1,226,926
OMV AG	151,731	5,080,063
Peabody Energy Corp.	78,870	1,974,905
PTT Exploration & Production Public Co. Ltd.	1,412,300	3,872,725
Santos Ltd.	225,551	2,626,658
Talisman Energy, Inc.	1,496,750	15,848,360

		$38,181,817
Engineering - Construction - 0.7%
Aker Kvaerner A.S.A	836,559	$5,421,289
North American Energy Partners, Inc. (a)	1,534,071	4,678,917

		$10,100,206
Food & Beverages - 1.4%
Cranswick PLC	8,402	$69,923
Grupo Continental S.A.	2,141,490	3,460,551
Kerry Group PLC	807,963	16,370,259

		$19,900,733

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.9%
Aeon Co. Ltd.	689,800	$4,511,210
Lawson, Inc.	207,000	8,532,202

		$13,043,412
Forest & Paper Products - 0.2%
Suzano Papel e Celulose S.A., IPS (a)	770,100	$3,485,742

Gaming & Lodging - 1.5%
Ladbrokes PLC	3,763,143	$9,894,668
Paddy Power PLC	204,040	3,198,833
William Hill PLC	3,662,757	8,947,500

		$22,041,001
General Merchandise - 0.4%
Lotte Shopping Co. Ltd.	43,371	$5,999,656

Health Maintenance Organizations - 0.3%
Odontoprev S.A.	407,800	$4,043,281

Insurance - 5.3%
ACE Ltd.	142,840	$5,770,736
Admiral Group PLC	511,099	6,259,146
Aflac, Inc.	81,759	1,582,854
Amlin PLC	1,825,964	9,012,747
Aspen Insurance Holdings Ltd.	581,685	13,064,645
Catlin Group Ltd.	2,011,085	9,031,945
CNP Assurances S.A.	144,392	9,112,362
Euler Hermes (a)	43,789	1,445,725
Hiscox Ltd.	2,902,443	12,868,522
QBE Insurance Group Ltd.	648,061	8,713,844

		$76,862,526
Internet - 0.6%
Iliad S.A.	82,442	$7,689,177
Universo Online S.A., IPS	393,500	1,131,434

		$8,820,611
Leisure & Toys - 0.9%
Jumbo S.A.	502,515	$3,805,556
Sankyo Co. Ltd.	230,200	9,964,036

		$13,769,592

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 2.2%
Assa Abloy AB, “B”	257,389	$2,411,241
Bucyrus International, Inc.	334,310	5,074,826
Burckhardt Compression Holding AG	59,768	5,565,675
Fenner PLC	1,169,843	772,133
GEA Group AG	330,500	3,525,991
Glory Ltd.	345,600	6,159,684
Neopost S.A.	86,129	6,683,342
Rotork PLC	166,366	2,033,811

		$32,226,703
Major Banks - 1.1%
Banco Santander Chile, ADR (a)	203,130	$6,977,516
Oversea-Chinese Banking Corp. Ltd.	810,000	2,577,600
Resona Holdings, Inc.	476,200	6,397,130

		$15,952,246
Medical & Health Technology & Services - 1.2%
Diagnosticos da America S.A. (a)	176,500	$1,886,927
Fresenius Medical Care AG & Co.	142,490	5,539,275
Kobayashi Pharmaceutical Co. Ltd.	145,500	4,789,579
SSL International PLC	704,448	4,538,390

		$16,754,171
Medical Equipment - 7.4%
Cochlear Ltd.	260,480	$9,074,351
Cremer S.A.	457,200	1,482,118
Essilor International S.A.	253,909	9,816,696
Fresenius Medical Care AG & Co. KGaA, IPS	215,920	9,914,272
Miraca Holdings, Inc.	502,800	10,135,887
QIAGEN N.V. (a)	233,493	3,735,034
Sonova Holding AG	121,083	7,318,379
Straumann Holding AG (l)	19,840	3,074,564
Synthes, Inc.	284,587	31,701,337
Waters Corp. (a)	62,687	2,316,285
Zimmer Holdings, Inc. (a)	504,064	18,398,336

		$106,967,259
Metals & Mining - 2.1%
Cameco Corp.	296,890	$5,074,540
Grupo Mexico S.A.B. de C.V.	2,147,398	1,578,144
Inmet Mining Corp.	219,543	5,436,336
Nyrstar N.V.	1,142,775	4,478,958
PT International Nickel Indonesia Tbk.	7,083,000	1,355,572

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - continued
Salzgitter AG	47,620	$2,662,315
Steel Authority of India Ltd.	2,377,941	4,566,755
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	396,600	5,043,518

		$30,196,138
Natural Gas - Distribution - 0.5%
Tokyo Gas Co. Ltd.	1,905,000	$6,639,642

Natural Gas - Pipeline - 0.8%
Enagas S.A.	848,508	$12,028,587

Network & Telecom - 0.6%
High Tech Computer Corp.	648,500	$8,028,407

Oil Services - 1.4%
Acergy S.A.	405,658	$2,541,323
Fugro N.V.	137,477	4,374,514
Petrofac Ltd.	207,119	1,589,938
Petroleum Geo-Services ASA (a)	253,477	1,063,666
Saipem S.p.A.	436,225	7,766,218
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	117,550	3,387,478

		$20,723,137
Other Banks & Diversified Financials - 5.8%
Aeon Credit Service Co. Ltd.	787,200	$7,150,776
Banco Compartamos S.A.	765,700	1,450,857
Banco Panamericano S.A., IPS	1,143,900	1,425,098
Chiba Bank Ltd.	2,560,451	12,771,808
Credicorp Ltd.	42,900	2,009,436
CSU Cardsystem S.A. (a)	1,483,390	2,206,141
Grupo Financiero Banorte S.A. de C.V.	1,518,800	2,018,991
Housing Development Finance Corp. Ltd.	163,586	4,593,453
Itau Unibanco Banco Multiplo S.A., ADR	1,614,743	17,568,405
Komercni Banka A.S.	75,563	7,531,903
Redecard S.A.	394,500	4,770,223
Shizuoka Bank Ltd.	981,000	8,909,077
Siam Commercial Bank Public Co. Ltd.	713,700	1,096,762
SNS REAAL Groep N.V.	598,257	2,109,517
Unione di Banche Italiane Scpa	735,506	8,105,818

		$83,718,265
Personal Computers & Peripherals - 0.2%
Hon Hai Precision Industry Co. Ltd.	1,427,000	$3,237,277

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 4.3%
Daiichi Sankyo Co. Ltd.	507,700	$8,580,665
Genomma Lab Internacional S.A., “B” (a)	10,387,500	5,433,913
Hisamitsu Pharmaceutical Co., Inc.	271,600	8,388,850
Merck KGaA	95,209	8,419,486
Novo Nordisk A/S, “B”	418,520	20,043,811
Santen Pharmaceutical Co. Ltd.	190,400	5,309,035
Tanabe Seiyaku Co. Ltd.	603,000	5,942,527

		$62,118,287
Precious Metals & Minerals - 0.2%
Paladin Resources Ltd. (a)	1,393,589	$3,294,709

Printing & Publishing - 0.6%
Reed Elsevier PLC	1,165,236	$8,376,414

Real Estate - 1.7%
Ascendas Real Estate Investment Trust, REIT	5,573,466	$4,470,646
Brasil Brokers Participacoes (a)	1,487,100	717,988
China Overseas Land & Investment Ltd.	3,082,000	4,835,383
City Developments Ltd.	1,982,400	6,647,319
Deutsche Wohnen AG, REIT (a)	485,250	7,349,616

		$24,020,952
Special Products & Services - 0.3%
Filtrona PLC	2,588,193	$4,799,917

Specialty Chemicals - 2.9%
Akzo Nobel N.V.	330,931	$12,528,537
Croda International PLC	1,305,483	9,927,813
Linde AG	180,040	12,242,314
Symrise AG	643,568	7,618,446

		$42,317,110
Specialty Stores - 1.4%
Bulgari S.p.A. (a)	518,751	$2,281,294
Dufry South America Ltd., BDR	682,180	4,337,603
Esprit Holdings Ltd.	1,294,200	6,681,011
NEXT PLC	144,122	2,737,945
Shimamura Co. Ltd.	67,600	3,592,221

		$19,630,074
Telecommunications - Wireless - 1.0%
Cellcom Israel Ltd.	289,140	$6,158,682
Mobile TeleSystems OJSC, ADR	119,150	3,564,968

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
NII Holdings, Inc. (a)	73,310	$1,099,650
Philippine Long Distance Telephone Co.	81,630	3,656,051

		$14,479,351
Telephone Services - 2.5%
BCE, Inc.	238,060	$4,743,074
China Unicom Ltd.	4,905,252	5,139,757
Empresa Nacional de Telecomunicaciones S.A.	140,914	1,631,928
Royal KPN N.V.	1,551,777	20,740,611
Telekom Austria AG	275,829	4,177,717

		$36,433,087
Tobacco - 1.0%
Swedish Match AB	986,349	$14,280,304

Trucking - 1.9%
DSV (l)	355,044	$2,602,818
TNT N.V.	826,309	14,140,104
Yamato Holdings Co. Ltd.	1,226,000	11,549,196

		$28,292,118
Utilities - Electric Power - 1.5%
AES Tiete S.A., IPS	547,432	$4,153,380
Eletropaulo Metropolitana S.A., IPS	661,700	9,313,290
Equatorial Energia S.A.	701,800	3,491,226
International Power PLC	476,180	1,438,235
Red Electrica de Espana	71,446	2,790,741

		$21,186,872
Total Common Stocks (Identified Cost, $2,105,087,562)		$1,425,800,405

	Strike Price	First Exercise

Rights - 0.2%
Gaming & Lodging - 0.2%
William Hill PLC (1 right for 1 share) (Identified Cost, $7,150,146) (a)	GBP 1.05	3/24/09	3,662,757	$3,363,524

Collateral for Securities Loaned - 0.4%
Morgan Stanley, Repurchase Agreement, 0.20%, dated 3/31/09, due 4/01/09, total to be received $5,045,877 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $5,149,135 in an individually traded account), at Cost and Net Asset Value			5,045,849	$5,045,849

13

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 0.8%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	12,041,475	$12,041,475
Total Investments (Identified Cost, $2,129,325,032)		$1,446,251,253

Other Assets, Less Liabilities - 0.3%		4,069,056
Net Assets - 100.0%		$1,450,320,309

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

GBP	British Pound

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,114,310,944)	$1,430,880,464
Underlying funds, at cost and value	12,041,475
Other affiliated issuers, at value (identified cost, $2,972,613)	3,329,314
Total investments, at value, including $4,983,873 of securities on loan (identified cost, $2,129,325,032)		$1,446,251,253
Cash	77,886
Foreign currency, at value (identified cost, $1,787,959)	1,806,610
Receivable for investments sold	5,264,224
Receivable for fund shares sold	1,874,269
Interest and dividends receivable	8,610,929
Other assets	19,044
Total assets		$1,463,904,215
Liabilities
Payable for investments purchased	$1,818,740
Payable for fund shares reacquired	2,730,975
Collateral for securities loaned, at value	5,045,849
Payable to affiliates
Investment adviser	40,291
Management fee	74,785
Shareholder servicing costs	2,240,255
Distribution and service fees	23,001
Administrative services fee	1,598
Program manager fees	14
Payable for independent trustees’ compensation	9,701
Accrued expenses and other liabilities	1,598,697
Total liabilities		$13,583,906
Net assets		$1,450,320,309
Net assets consist of
Paid-in capital	$2,791,105,171
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $637,326 deferred country tax)	(683,804,870)
Accumulated net realized loss on investments and foreign currency transactions	(659,615,505)
Undistributed net investment income	2,635,513
Net assets		$1,450,320,309
Shares of beneficial interest outstanding		128,493,631

15

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$843,042,091
Shares outstanding	74,715,220
Net asset value per share		$11.28
Offering price per share (100/94.25 × net asset value per share)		$11.97
Class B shares
Net assets	$76,790,837
Shares outstanding	7,073,580
Net asset value and offering price per share		$10.86
Class C shares
Net assets	$113,397,029
Shares outstanding	10,471,854
Net asset value and offering price per share		$10.83
Class I shares
Net assets	$363,661,981
Shares outstanding	31,423,487
Net asset value, offering price, and redemption price per share		$11.57
Class R1 shares
Net assets	$1,580,806
Shares outstanding	148,971
Net asset value, offering price, and redemption price per share		$10.61
Class R2 shares
Net assets	$27,314,429
Shares outstanding	2,474,893
Net asset value, offering price, and redemption price per share		$11.04
Class R3 shares
Net assets	$10,371,049
Shares outstanding	922,536
Net asset value, offering price, and redemption price per share		$11.24
Class R4 shares
Net assets	$11,559,751
Shares outstanding	1,025,256
Net asset value, offering price, and redemption price per share		$11.27

16

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$1,673,001
Shares outstanding	150,108
Net asset value and redemption price per share		$11.15
Offering price per share (100/94.25 × net asset value per share)		$11.83
Class 529B shares
Net assets	$474,269
Shares outstanding	44,833
Net asset value and offering price per share		$10.58
Class 529C shares
Net assets	$455,066
Shares outstanding	42,893
Net asset value and offering price per share		$10.61

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$18,207,643
Dividends from underlying funds	73,450
Interest	23,859
Foreign taxes withheld	(867,004)
Total investment income		$17,437,948
Expenses
Management fee	$8,104,842
Distribution and service fees	2,870,907
Program manager fees	1,326
Shareholder servicing costs	2,386,815
Administrative services fee	180,116
Independent trustees’ compensation	25,887
Custodian fee	533,301
Shareholder communications	118,964
Auditing fees	24,404
Legal fees	35,319
Miscellaneous	166,854
Total expenses		$14,448,735
Fees paid indirectly	(5,876)
Reduction of expenses by investment adviser and distributor	(212,267)
Net expenses		$14,230,592
Net investment income		$3,207,356
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions:
Non-affiliated issuers	$(646,088,351)
Other affiliated issuers	(93,120)
Foreign currency transactions	(1,177,395)
Net realized gain (loss) on investments and foreign currency transactions		$(647,358,866)
Change in unrealized appreciation (depreciation)
Investments (net of $637,326 deferred country tax)	$(100,843,641)
Translation of assets and liabilities in foreign currencies	374,624
Net unrealized gain (loss) on investments and foreign currency translation		$(100,469,017)
Net realized and unrealized gain (loss) on investments and foreign currency		$(747,827,883)
Change in net assets from operations		$(744,620,527)

See Notes to Financial Statements

18

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/09 (unaudited)	Year ended 9/30/08
From operations
Net investment income	$3,207,356	$43,715,130
Net realized gain (loss) on investments and foreign currency transactions	(647,358,866)	269,691,596
Net unrealized gain (loss) on investments and foreign currency translation	(100,469,017)	(1,617,214,352)
Change in net assets from operations	$(744,620,527)	$(1,303,807,626)
Distributions declared to shareholders
From net investment income
Class A	$(20,013,619)	$(24,163,465)
Class B	(885,154)	(376,544)
Class C	(1,158,245)	(772,620)
Class I	(11,935,655)	(11,893,368)
Class R (b)	—	(214,881)
Class R1	(21,960)	(16,669)
Former Class R2 (b)	—	(15,660)
Class R2	(606,817)	(275,619)
Class R3	(235,533)	(214,335)
Class R4	(264,200)	(220,734)
Class 529A	(32,629)	(21,867)
Class 529B	(6,346)	(837)
Class 529C	(4,470)	(611)
From net realized gain on investments
Class A	(73,151,822)	(475,752,013)
Class B	(7,286,966)	(50,310,374)
Class C	(10,703,711)	(79,656,967)
Class I	(35,178,675)	(172,293,681)
Class R (b)	—	(6,170,021)
Class R1	(133,830)	(668,584)
Former Class R2 (b)	—	(426,867)
Class R2	(2,364,337)	(7,439,660)
Class R3	(809,833)	(4,163,726)
Class R4	(778,692)	(3,542,386)
Class 529A	(130,459)	(610,379)
Class 529B	(40,104)	(181,931)
Class 529C	(33,548)	(164,118)
Total distributions declared to shareholders	$(165,776,605)	$(839,567,917)

19

Statements of Changes in Net Assets – continued

	Six months ended 3/31/09 (unaudited)	Year ended 9/30/08
Change in net assets from fund share transactions	$(247,979,415)	$(89,732,693)
Total change in net assets	$(1,158,376,547)	$(2,233,108,236)
Net assets
At beginning of period	2,608,696,856	4,841,805,092
At end of period (including undistributed net investment income of $2,635,513 and $34,592,785, respectively)	$1,450,320,309	$2,608,696,856

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.39		$30.87	$26.64	$24.15	$19.62	$15.48
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.27	$0.25	$0.20	$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(4.92)		(8.25)	6.84	4.07	5.54	4.18
Total from investment operations	$(4.90)		$(7.98)	$7.09	$4.27	$5.65	$4.25
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.27)	$(0.23)	$(0.13)	$—	$(0.01)
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	(1.12)	(0.10)
Total distributions declared to shareholders	$(1.21)		$(5.50)	$(2.86)	$(1.78)	$(1.12)	$(0.11)
Redemption fees added to paid-in capital (d)	$—		$—	$ 0.00 (w)	$ 0.00 (w)	$ 0.00 (w)	$ 0.00 (w)
Net asset value, end of period	$11.28		$17.39	$30.87	$26.64	$24.15	$19.62
Total return (%) (r)(s)(t)	(28.89	)(n)	(31.08)	28.17	18.69	29.77	27.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.50	1.51	1.55	1.61	1.63
Expenses after expense reductions (f)	1.63	(a)	1.45	1.46	1.55	1.61	1.63
Net investment income	0.40	(a)	1.14	0.88	0.77	0.49	0.38
Portfolio turnover	22		66	67	68	55	61
Net assets at end of period (000 Omitted)	$843,042		$1,472,636	$2,891,693	$2,635,185	$1,984,799	$1,033,312

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.66		$29.76	$25.77	$23.44	$19.19	$15.23
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.10	$0.05	$0.03	$(0.04)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.71)		(7.93)	6.61	3.95	5.41	4.11
Total from investment operations	$(4.73)		$(7.83)	$6.66	$3.98	$5.37	$4.06
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.04)	$(0.04)	$—	$—	$—
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	(1.12)	(0.10)
Total distributions declared to shareholders	$(1.07)		$(5.27)	$(2.67)	$(1.65)	$(1.12)	$(0.10)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$10.86		$16.66	$29.76	$25.77	$23.44	$19.19
Total return (%) (r)(s)(t)	(29.08	)(n)	(31.57)	27.30	17.92	28.94	26.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.34	(a)	2.15	2.16	2.20	2.26	2.28
Expenses after expense reductions (f)	2.34	(a)	2.15	2.16	2.20	2.26	2.28
Net investment income (loss)	(0.33	)(a)	0.42	0.16	0.10	(0.21)	(0.28)
Portfolio turnover	22		66	67	68	55	61
Net assets at end of period (000 Omitted)	$76,791		$143,620	$301,724	$311,077	$277,244	$186,920

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class C			2008	2007	2006		2005	2004

Net asset value, beginning of period	$16.61		$29.69	$25.74	$23.41		$19.17	$15.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.09	$0.05	$0.03		$(0.04)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.71)		(7.89)	6.59	3.95		5.40	4.10
Total from investment operations	$(4.73)		$(7.80)	$6.64	$3.98		$5.36	$4.05
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.05)	$(0.06)	$(0.00	)(w)	$—	$—
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)		(1.12)	(0.10)
Total distributions declared to shareholders	$(1.05)		$(5.28)	$(2.69)	$(1.65)		$(1.12)	$(0.10)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00	(w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$10.83		$16.61	$29.69	$25.74		$23.41	$19.17
Total return (%) (r)(s)(t)	(29.12	)(n)	(31.55)	27.24	17.96		28.92	26.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.34	(a)	2.15	2.16	2.20		2.26	2.28
Expenses after expense reductions (f)	2.34	(a)	2.15	2.16	2.20		2.26	2.28
Net investment income (loss)	(0.33	)(a)	0.41	0.18	0.11		(0.17)	(0.26)
Portfolio turnover	22		66	67	68		55	61
Net assets at end of period (000 Omitted)	$113,397		$220,821	$472,596	$435,798		$339,331	$189,941

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.85		$31.55	$27.18	$24.59	$19.89	$15.65
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.37	$0.35	$0.29	$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(5.05)		(8.48)	6.97	4.14	5.63	4.23
Total from investment operations	$(5.01)		$(8.11)	$7.32	$4.43	$5.82	$4.37
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.36)	$(0.32)	$(0.19)	$—	$(0.03)
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	(1.12)	(0.10)
Total distributions declared to shareholders	$(1.27)		$(5.59)	$(2.95)	$(1.84)	$(1.12)	$(0.13)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$11.57		$17.85	$31.55	$27.18	$24.59	$19.89
Total return (%) (r)(s)	(28.78	)(n)	(30.87)	28.54	19.09	30.24	28.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.15	1.16	1.20	1.26	1.29
Expenses after expense reductions (f)	1.34	(a)	1.15	1.16	1.20	1.26	1.29
Net investment income	0.64	(a)	1.51	1.19	1.11	0.87	0.75
Portfolio turnover	22		66	67	68	55	61
Net assets at end of period (000 Omitted)	$363,662		$691,978	$1,040,477	$791,709	$515,202	$232,247

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.37		$29.42	$25.58	$23.43	$21.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.10	$0.05	$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.64)		(7.79)	6.50	3.93	2.25	(g)
Total from investment operations	$(4.65)		$(7.69)	$6.55	$3.94	$2.25
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.13)	$(0.08)	$(0.14)	$—
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	—
Total distributions declared to shareholders	$(1.11)		$(5.36)	$(2.71)	$(1.79)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$10.61		$16.37	$29.42	$25.58	$23.43
Total return (%) (r)(s)	(29.13	)(n)	(31.54)	27.10	17.83	10.62(n	)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.34	(a)	2.20	2.30	2.40	2.47	(a)
Expenses after expense reductions (f)	2.34	(a)	2.20	2.26	2.30	2.47	(a)
Net investment income (loss)	(0.26	)(a)	0.44	0.17	0.05	0.01	(a)
Portfolio turnover	22		66	67	68	55
Net assets at end of period (000 Omitted)	$1,581		$2,399	$3,413	$1,287	$192

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$17.04		$30.35	$26.27	$23.91	$19.51	$16.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.29	$0.16	$0.14	$0.10	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.82)		(8.18)	6.73	4.01	5.42	2.80
Total from investment operations	$(4.81)		$(7.89)	$6.89	$4.15	$5.52	$2.69
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.19)	$(0.18)	$(0.14)	$—	$(0.03)
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	(1.12)	(0.10)
Total distributions declared to shareholders	$(1.19)		$(5.42)	$(2.81)	$(1.79)	$(1.12)	$(0.13)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$11.04		$17.04	$30.35	$26.27	$23.91	$19.51
Total return (%) (r)(s)	(28.92	)(n)	(31.24)	27.75	18.36	29.25	15.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.68	1.85	1.95	2.01	2.05	(a)
Expenses after expense reductions (f)	1.84	(a)	1.68	1.81	1.85	2.01	2.05	(a)
Net investment income (loss)	0.21	(a)	1.27	0.57	0.54	0.44	(0.70	)(a)
Portfolio turnover	22		66	67	68	55	61
Net assets at end of period (000 Omitted)	$27,314		$44,529	$40,709	$23,313	$4,468	$259

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.34		$30.82	$26.64	$24.15	$21.75
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.29	$0.24	$0.21	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(4.90)		(8.27)	6.82	4.06	2.28	(g)
Total from investment operations	$(4.87)		$(7.98)	$7.06	$4.27	$2.40
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.27)	$(0.25)	$(0.13)	$—
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	—
Total distributions declared to shareholders	$(1.23)		$(5.50)	$(2.88)	$(1.78)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$11.24		$17.34	$30.82	$26.64	$24.15
Total return (%) (r)(s)	(28.83	)(n)	(31.12)	28.08	18.71	11.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.44	1.56	1.59	1.68	(a)
Expenses after expense reductions (f)	1.59	(a)	1.44	1.56	1.59	1.68	(a)
Net investment income	0.50	(a)	1.25	0.84	0.80	1.11	(a)
Portfolio turnover	22		66	67	68	55
Net assets at end of period (000 Omitted)	$10,371		$15,391	$21,806	$8,192	$56

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.43		$30.92	$26.70	$24.19	$21.75
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.35	$0.34	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(4.94)		(8.28)	6.81	4.20	2.28	(g)
Total from investment operations	$(4.89)		$(7.93)	$7.15	$4.34	$2.44
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.33)	$(0.30)	$(0.18)	$—
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	—
Total distributions declared to shareholders	$(1.27)		$(5.56)	$(2.93)	$(1.83)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$11.27		$17.43	$30.92	$26.70	$24.19
Total return (%) (r)(s)	(28.79	)(n)	(30.90)	28.42	19.00	11.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.18	1.26	1.30	1.37	(a)
Expenses after expense reductions (f)	1.34	(a)	1.18	1.26	1.30	1.37	(a)
Net investment income	0.84	(a)	1.45	1.13	0.52	1.41	(a)
Portfolio turnover	22		66	67	68	55
Net assets at end of period (000 Omitted)	$11,560		$13,716	$22,080	$16,063	$56

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.18		$30.54	$26.40	$23.97	$19.52	$15.43
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.23	$0.17	$0.13	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(4.86)		(8.17)	6.76	4.04	5.52	4.16
Total from investment operations	$(4.84)		$(7.94)	$6.93	$4.17	$5.57	$4.19
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.19)	$(0.16)	$(0.09)	$—	$—
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	(1.12)	(0.10)
Total distributions declared to shareholders	$(1.19)		$(5.42)	$(2.79)	$(1.74)	$(1.12)	$(0.10)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$11.15		$17.18	$30.54	$26.40	$23.97	$19.52
Total return (%) (r)(s)(t)	(28.89	)(n)	(31.22)	27.78	18.38	29.50	27.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.68	1.76	1.80	1.86	1.88
Expenses after expense reductions (f)	1.77	(a)	1.68	1.76	1.80	1.86	1.88
Net investment income	0.33	(a)	1.00	0.58	0.52	0.25	0.16
Portfolio turnover	22		66	67	68	55	61
Net assets at end of period (000 Omitted)	$1,673		$2,337	$3,566	$2,642	$1,731	$806

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.32		$29.29	$25.48	$23.25	$19.09	$15.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.07	$(0.01)	$(0.03)	$(0.09)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.62)		(7.79)	6.50	3.91	5.37	4.09
Total from investment operations	$(4.64)		$(7.72)	$6.49	$3.88	$5.28	$4.00
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.02)	$(0.05)	$—	$—	$—
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	(1.12)	(0.10)
Total distributions declared to shareholders	$(1.10)		$(5.25)	$(2.68)	$(1.65)	$(1.12)	$(0.10)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$10.58		$16.32	$29.29	$25.48	$23.25	$19.09
Total return (%) (r)(s)(t)	(29.13	)(n)	(31.69)	26.93	17.62	28.61	26.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	2.33	2.41	2.45	2.50	2.53
Expenses after expense reductions (f)	2.44	(a)	2.33	2.41	2.45	2.50	2.53
Net investment income (loss)	(0.33	)(a)	0.31	(0.04)	(0.10)	(0.44)	(0.52)
Portfolio turnover	22		66	67	68	55	61
Net assets at end of period (000 Omitted)	$474		$652	$1,007	$727	$297	$172

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.33		$29.31	$25.45	$23.22	$19.07	$15.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.08	$(0.02)	$(0.04)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.62)		(7.81)	6.52	3.92	5.35	4.09
Total from investment operations	$(4.64)		$(7.73)	$6.50	$3.88	$5.27	$4.00
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.02)	$(0.01)	$—	$—	$—
From net realized gain on investments	(0.95)		(5.23)	(2.63)	(1.65)	(1.12)	(0.10)
Total distributions declared to shareholders	$(1.08)		$(5.25)	$(2.64)	$(1.65)	$(1.12)	$(0.10)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$10.61		$16.33	$29.31	$25.45	$23.22	$19.07
Total return (%) (r)(s)(t)	(29.12	)(n)	(31.72)	26.97	17.64	28.58	26.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	2.33	2.41	2.45	2.50	2.53
Expenses after expense reductions (f)	2.44	(a)	2.33	2.41	2.45	2.50	2.53
Net investment income (loss)	(0.28	)(a)	0.35	(0.06)	(0.14)	(0.39)	(0.50)
Portfolio turnover	22		66	67	68	55	61
Net assets at end of period (000 Omitted)	$455		$617	$895	$688	$504	$252

See Notes to Financial Statements

31

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosures in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported

33

Notes to Financial Statements (unaudited) – continued

that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

34

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,047,657,887	$398,593,365	$—	$1,446,251,253
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments.

35

Notes to Financial Statements (unaudited) – continued

Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation

36

Notes to Financial Statements (unaudited) – continued

settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/08
Ordinary income (including any short-term capital gains)	$200,756,737
Long-term capital gain	638,811,180
$839,567,917

37

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/09
Cost of investments	$2,140,879,187
Gross appreciation	26,957,299
Gross depreciation	(721,585,233)
Net unrealized appreciation (depreciation)	$(694,627,934)

As of 9/30/08
Undistributed ordinary income	35,159,345
Undistributed long-term capital gain	130,607,092
Other temporary differences	(1,732,548)
Net unrealized appreciation (depreciation)	(594,421,619)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.85%

The management fee incurred for the six months ended March 31, 2009 was equivalent to an annual effective rate of 0.94% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets.

38

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2010. For the six months ended March 31, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,682 and $886 for the six months ended March 31, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.29%	$1,624,718
Class B	0.75%	0.25%	1.00%	1.00%	459,738
Class C	0.75%	0.25%	1.00%	1.00%	680,605
Class R1	0.75%	0.25%	1.00%	1.00%	8,446
Class R2	0.25%	0.25%	0.50%	0.50%	76,198
Class R3	—	0.25%	0.25%	0.25%	13,702
Class 529A	—	0.25%	0.25%	0.33%	2,882
Class 529B	0.75%	0.25%	1.00%	1.00%	2,462
Class 529C	0.75%	0.25%	1.00%	1.00%	2,156
Total Distribution and Service Fees					$2,870,907

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fees were eliminated. Prior to March 1, 2009, 0.05% of the Class A distribution fee was paid by the fund and the remaining 0.05% was waived under a written waiver agreement. For the six months ended March 31, 2009, this waiver amounted to $207,735 and is reflected as a reduction of total expenses in the Statement of Operations. Prior to March 1, 2009, 0.10% of the Class 529A distribution fee was paid by the fund and the remaining 0.15% was not in effect.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased

39

Notes to Financial Statements (unaudited) – continued

on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2009, were as follows:

Amount
Class A	$4
Class B	102,336
Class C	4,491
Class 529B	46
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2009, were as follows:

Amount
Class 529A	$863
Class 529B	247
Class 529C	216
Total Program Manager Fees	$1,326

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2009, the fee was $256,629, which equated to 0.0297% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,605,266.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in

40

Notes to Financial Statements (unaudited) – continued

which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2009, these costs for the fund amounted to $524,920 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended March 31, 2009 was equivalent to an annual effective rate of 0.0209% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who served on the Board as of December 31, 2001, the fund has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $3,388. This amount is included in independent trustees’ compensation for the six months ended March 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees amounted to $2,624 at March 31, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,238 and

41

Notes to Financial Statements (unaudited) – continued

are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,532, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $395,778,913 and $801,260,696, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,326,489	$90,678,974	13,879,317	$347,954,979
Class B	147,995	1,753,476	293,641	6,781,960
Class C	513,785	6,082,145	1,170,913	27,792,868
Class I	3,331,714	39,485,216	5,618,682	137,661,774
Class R (b)	—	—	486,485	12,914,976
Class R1	20,680	232,748	61,076	1,478,045
Former Class R2 (b)	—	—	32,488	829,345
Class R2	411,081	4,926,242	1,965,571	45,960,890
Class R3	156,016	1,896,705	409,868	10,501,178
Class R4	552,249	6,721,421	595,038	14,030,676
Class 529A	12,641	152,207	19,758	449,485
Class 529B	3,509	39,643	2,202	52,082
Class 529C	8,124	82,884	5,836	134,102
	12,484,283	$152,051,661	24,540,875	$606,542,360

42

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	6,569,906	$82,780,824	17,877,207	$439,600,528
Class B	613,288	7,451,445	1,892,675	44,837,346
Class C	755,460	9,156,175	2,481,680	58,617,374
Class I	3,295,192	42,540,927	6,534,131	164,529,431
Class R (b)	—	—	132,448	3,242,327
Class R1	13,125	155,790	29,447	685,253
Former Class R2 (b)	—	—	18,936	442,527
Class R2	181,144	2,233,508	318,691	7,690,022
Class R3	83,267	1,044,994	178,551	4,378,061
Class R4	1,043	13,111	621	15,264
Class 529A	13,099	163,088	25,986	632,246
Class 529B	3,923	46,450	7,864	182,767
Class 529C	3,200	38,018	7,082	164,729
	11,532,647	$145,624,330	29,505,319	$725,017,875
Shares reacquired
Class A	(23,883,009)	$(294,661,431)	(40,722,688)	$(947,375,669)
Class B	(2,309,021)	(27,069,745)	(3,703,888)	(83,114,987)
Class C	(4,095,623)	(48,979,126)	(6,269,998)	(138,934,431)
Class I	(13,977,567)	(159,126,171)	(6,354,847)	(155,851,568)
Class R (b)	—	—	(1,911,107)	(46,969,883)
Class R1	(31,438)	(360,414)	(59,920)	(1,348,932)
Former Class R2 (b)	—	—	(125,329)	(2,850,328)
Class R2	(731,014)	(8,734,172)	(1,011,795)	(21,817,420)
Class R3	(204,098)	(2,516,016)	(408,680)	(9,776,042)
Class R4 (formerly Class R5)	(315,084)	(3,962,343)	(522,689)	(12,460,328)
Class 529A	(11,669)	(143,464)	(26,465)	(579,134)
Class 529B	(2,575)	(28,667)	(4,479)	(95,100)
Class 529C	(6,230)	(73,857)	(5,665)	(119,106)
	(45,567,328)	$(545,655,406)	(61,127,550)	$(1,421,292,928)

43

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Net change
Class A	(9,986,614)	$(121,201,633)	(8,966,164)	$(159,820,162)
Class B	(1,547,738)	(17,864,824)	(1,517,572)	(31,495,681)
Class C	(2,826,378)	(33,740,806)	(2,617,405)	(52,524,189)
Class I	(7,350,661)	(77,100,028)	5,797,966	146,339,637
Class R (b)	—	—	(1,292,174)	(30,812,580)
Class R1	2,367	28,124	30,603	814,366
Former Class R2 (b)	—	—	(73,905)	(1,578,456)
Class R2	(138,789)	(1,574,422)	1,272,467	31,833,492
Class R3	35,185	425,683	179,739	5,103,197
Class R4	238,208	2,772,189	72,970	1,585,612
Class 529A	14,071	171,831	19,279	502,597
Class 529B	4,857	57,426	5,587	139,749
Class 529C	5,094	47,045	7,253	179,725
	(21,550,398)	$(247,979,415)	(7,081,356)	$(89,732,693)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Moderate Allocation Fund were the owners of record of approximately 8%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2009, the fund’s commitment fee and interest expense were $7,004 and $268, respectively, and are included in miscellaneous expense on the Statement of Operations.

44

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,179,660	342,727,774	(347,865,959)	12,041,475

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$73,450	$12,041,475

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Amadeus Fire AG	243,004	26,400	(5,627)	263,777

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Amadeus Fire AG	$(93,120)	$—	$—	$3,329,314

45

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

46

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Research Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/09

MFR-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Chevron Corp.	2.6%
Danaher Corp.	2.5%
Exxon Mobil Corp.	2.5%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Hewlett-Packard Co.	2.2%
PepsiCo, Inc.	2.1%
AT&T, Inc.	1.9%
Google, Inc., “A”	1.8%
Cisco Systems, Inc.	1.8%

Equity sectors
Technology	16.0%
Health Care	15.1%
Energy	11.8%
Financial Services	10.6%
Retailing (a)	10.5%
Consumer Staples	9.6%
Utilities & Communications	8.6%
Industrial Goods & Services	6.5%
Basic Materials (a)	2.3%
Autos & Housing	2.1%
Leisure	1.9%
Special Products & Services	1.8%
Transportation	1.4%

(a)	This Equity Sector includes both common stocks and securities sold short.

Percentages are based on net assets as of 3/31/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2008 through March 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	1.09%	$1,000.00	$709.34	$4.65
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
B	Actual	1.75%	$1,000.00	$706.95	$7.45
	Hypothetical (h)	1.75%	$1,000.00	$1,016.21	$8.80
C	Actual	1.75%	$1,000.00	$706.75	$7.45
	Hypothetical (h)	1.75%	$1,000.00	$1,016.21	$8.80
I	Actual	0.75%	$1,000.00	$710.54	$3.20
	Hypothetical (h)	0.75%	$1,000.00	$1,021.19	$3.78
W	Actual	0.85%	$1,000.00	$710.24	$3.62
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R1	Actual	1.75%	$1,000.00	$707.08	$7.45
	Hypothetical (h)	1.75%	$1,000.00	$1,016.21	$8.80
R2	Actual	1.25%	$1,000.00	$708.84	$5.33
	Hypothetical (h)	1.25%	$1,000.00	$1,018.70	$6.29
R3	Actual	1.00%	$1,000.00	$709.62	$4.26
	Hypothetical (h)	1.00%	$1,000.00	$1,019.95	$5.04
R4	Actual	0.75%	$1,000.00	$710.30	$3.20
	Hypothetical (h)	0.75%	$1,000.00	$1,021.19	$3.78

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.01% for Class A shares; the actual expenses paid during the period would have been approximately $4.31 for Class A shares; and the hypothetical expenses paid during the period would have been approximately $5.09 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

3/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)

Aerospace - 1.6%
Lockheed Martin Corp.	206,890	$14,281,617
United Technologies Corp.	199,590	8,578,378

		$22,859,995
Apparel Manufacturers - 1.2%
Li & Fung Ltd.	1,312,000	$3,080,845
NIKE, Inc., “B”	318,040	14,912,896

		$17,993,741
Biotechnology - 1.5%
Genzyme Corp. (a)	361,320	$21,458,795

Broadcasting - 0.7%
Walt Disney Co.	591,760	$10,746,362

Brokerage & Asset Managers - 1.1%
Affiliated Managers Group, Inc. (a)	133,650	$5,574,541
Charles Schwab Corp.	219,810	3,407,055
Invesco Ltd.	547,450	7,587,657

		$16,569,253
Business Services - 0.8%
MasterCard, Inc., “A”	71,460	$11,968,121

Cable TV - 1.2%
Comcast Corp., “Special A”	780,670	$10,047,223
DIRECTV Group, Inc. (a)	228,010	5,196,348
Time Warner Cable, Inc.	106,887	2,650,798

		$17,894,369
Chemicals - 0.8%
3M Co.	134,810	$6,702,753
Celanese Corp.	433,400	5,794,558

		$12,497,311
Computer Software - 2.1%
Adobe Systems, Inc. (a)	497,590	$10,643,450
MicroStrategy, Inc., “A” (a)	226,630	7,748,480
VeriSign, Inc. (a)	698,520	13,181,072

		$31,573,002

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 4.8%
Apple, Inc. (a)	351,320	$36,930,758
Hewlett-Packard Co.	1,033,110	33,121,507

		$70,052,265
Conglomerates - 1.0%
Siemens AG	248,340	$14,190,914

Construction - 2.1%
Pulte Homes, Inc.	1,530,910	$16,732,846
Sherwin-Williams Co.	262,750	13,655,118

		$30,387,964
Consumer Goods & Services - 1.6%
Colgate-Palmolive Co.	178,690	$10,539,136
Mead Johnson Nutrition Co., “A” (a)	70,740	2,042,264
Procter & Gamble Co.	218,500	10,289,165

		$22,870,565
Electrical Equipment - 3.8%
Danaher Corp.	691,390	$37,487,166
Rockwell Automation, Inc.	841,850	18,386,004

		$55,873,170
Electronics - 4.2%
Flextronics International Ltd. (a)	3,635,310	$10,506,046
Intel Corp.	1,591,910	23,958,245
MEMC Electronic Materials, Inc. (a)	385,000	6,348,650
National Semiconductor Corp.	852,330	8,753,429
Samsung Electronics Co. Ltd., GDR	60,284	12,313,007

		$61,879,377
Energy - Independent - 2.6%
Anadarko Petroleum Corp.	222,790	$8,664,303
Apache Corp.	183,370	11,752,183
Nexen, Inc.	267,480	4,535,789
Noble Energy, Inc.	85,340	4,598,119
XTO Energy, Inc.	283,620	8,684,444

		$38,234,838
Energy - Integrated - 7.8%
Chevron Corp.	572,570	$38,499,607
Exxon Mobil Corp. (s)	549,050	37,390,305
Hess Corp.	177,280	9,608,576

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Marathon Oil Corp.	356,760	$9,379,220
TOTAL S.A.	403,510	20,063,669

		$114,941,377
Engineering - Construction - 0.9%
Fluor Corp.	376,170	$12,996,673

Food & Beverages - 5.6%
Coca-Cola Co.	513,720	$22,577,994
General Mills, Inc.	119,520	5,961,658
Groupe Danone	143,916	7,009,641
J.M. Smucker Co.	213,282	7,949,020
Nestle S.A.	221,925	7,502,129
PepsiCo, Inc. (s)	605,990	31,196,365

		$82,196,807
Food & Drug Stores - 1.2%
CVS Caremark Corp.	385,860	$10,607,291
Kroger Co.	354,450	7,521,429

		$18,128,720
General Merchandise - 2.9%
Kohl’s Corp. (a)	173,220	$7,330,670
Target Corp.	543,240	18,682,024
Wal-Mart Stores, Inc.	323,770	16,868,417

		$42,881,111
Health Maintenance Organizations - 1.0%
WellPoint, Inc. (a)	406,900	$15,449,993

Insurance - 3.9%
ACE Ltd.	239,890	$9,691,556
Aon Corp.	343,780	14,033,100
Chubb Corp.	194,950	8,250,284
MetLife, Inc.	298,290	6,792,063
Travelers Cos., Inc.	462,180	18,782,995

		$57,549,998
Internet - 1.8%
Google, Inc., “A” (a)	78,160	$27,204,370

Machinery & Tools - 0.2%
Deere & Co.	109,900	$3,612,413

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 5.6%
Bank of New York Mellon Corp.	588,336	$16,620,492
Goldman Sachs Group, Inc.	103,560	10,979,431
JPMorgan Chase & Co. (s)	1,306,150	34,717,467
State Street Corp.	305,960	9,417,449
Wells Fargo & Co.	769,430	10,956,683

		$82,691,522
Medical & Health Technology & Services - 2.5%
DaVita, Inc. (a)	112,350	$4,937,782
Medco Health Solutions, Inc. (a)	259,780	10,739,305
Patterson Cos., Inc. (a)	647,940	12,220,148
VCA Antech, Inc. (a)	422,950	9,537,523

		$37,434,758
Medical Equipment - 4.5%
DENTSPLY International, Inc.	327,300	$8,788,005
Medtronic, Inc.	891,670	26,277,515
Waters Corp. (a)	471,690	17,428,946
Zimmer Holdings, Inc. (a)	385,600	14,074,400

		$66,568,866
Metals & Mining - 0.9%
BHP Billiton PLC	292,120	$5,805,205
Cameco Corp.	232,080	3,984,814
Nucor Corp.	73,140	2,791,754

		$12,581,773
Natural Gas - Distribution - 1.4%
EQT Corp.	236,800	$7,418,944
Questar Corp.	182,480	5,370,386
Sempra Energy	165,780	7,665,667

		$20,454,997
Network & Telecom - 3.1%
Cisco Systems, Inc. (a)	1,576,390	$26,436,060
Corning, Inc.	694,480	9,215,750
Research in Motion Ltd. (a)	249,938	10,764,830

		$46,416,640
Oil Services - 1.4%
Noble Corp.	399,440	$9,622,510
Transocean, Inc. (a)	177,450	10,441,158

		$20,063,668

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 5.6%
Abbott Laboratories	252,680	$12,052,836
Allergan, Inc.	159,620	7,623,451
Johnson & Johnson	456,560	24,015,056
Merck & Co., Inc.	433,920	11,607,360
Schering-Plough Corp.	679,690	16,006,700
Wyeth	268,260	11,545,910

		$82,851,313
Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	116,980	$3,897,774

Specialty Chemicals - 0.5%
Praxair, Inc.	105,430	$7,094,385

Specialty Stores - 5.5%
Abercrombie & Fitch Co., “A”	374,340	$8,909,292
Dick’s Sporting Goods, Inc. (a)	497,940	7,105,604
Home Depot, Inc.	444,350	10,468,886
Nordstrom, Inc.	626,040	10,486,170
O’Reilly Automotive, Inc. (a)	188,350	6,594,134
PetSmart, Inc.	630,880	13,223,245
Staples, Inc.	897,870	16,260,426
Tiffany & Co.	347,520	7,492,531

		$80,540,288
Telecommunications - Wireless - 0.7%
Cellcom Israel Ltd.	181,800	$3,872,340
Rogers Communications, Inc., “B”	304,280	6,946,712

		$10,819,052
Telephone Services - 2.5%
AT&T, Inc.	1,130,320	$28,484,064
Verizon Communications, Inc.	272,710	8,235,842

		$36,719,906
Tobacco - 2.4%
Lorillard, Inc.	200,810	$12,398,009
Philip Morris International, Inc.	649,040	23,092,843

		$35,490,852
Trucking - 1.4%
FedEx Corp.	471,690	$20,985,488

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 4.0%
Allegheny Energy, Inc.	200,180	$4,638,171
American Electric Power Co., Inc.	183,970	4,647,082
CMS Energy Corp.	740,890	8,772,138
NRG Energy, Inc. (a)	290,190	5,107,344
PG&E Corp.	94,620	3,616,376
PPL Corp.	399,400	11,466,774
Progress Energy, Inc.	188,710	6,842,625
Public Service Enterprise Group, Inc.	267,290	7,877,036
Wisconsin Energy Corp.	131,610	5,418,384

		$58,385,930
Total Common Stocks (Identified Cost, $1,926,300,793)		$1,455,008,716

Money Market Funds (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	7,653,397	$7,653,397
Total Investments (Identified Cost, $1,933,954,190)		$1,462,662,113

Securities Sold Short - (0.5)%
Chemicals - (0.2)%
Potash Corporation of Saskatchewan, Inc. (a)	(44,700)	$(3,612,207)

General Merchandise - (0.3)%
BJ’s Wholesale Club, Inc. (a)	(122,000)	$(3,902,780)
Total Securities Sold Short (Proceeds Received, $7,254,396)		$(7,514,987)

Other Assets, Less Liabilities - 1.3%		18,620,548
Net Assets - 100.0%		$1,473,767,674

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2009, the value of securities pledged amounted to $5,632,380.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

GDR	Global Depository Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,926,300,793)	$1,455,008,716
Underlying funds, at cost and value	7,653,397
Total investments, at value (identified cost, $1,933,954,190)		$1,462,662,113
Cash	3,705,924
Receivable for investments sold	36,591,426
Receivable for fund shares sold	6,231,375
Interest and dividends receivable	2,300,813
Other assets	70,936
Total assets		$1,511,562,587
Liabilities
Securities sold short, at value (proceeds received, $7,254,396)	$7,514,987
Payable for investments purchased	18,640,106
Payable for fund shares reacquired	10,360,519
Payable to affiliates
Management fee	34,807
Shareholder servicing costs	879,102
Distribution and service fees	19,851
Administrative services fee	1,629
Payable for independent trustees’ compensation	170,290
Accrued expenses and other liabilities	173,622
Total liabilities		$37,794,913
Net assets		$1,473,767,674
Net assets consist of
Paid-in capital	$2,494,837,273
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(471,559,487)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(561,552,334)
Undistributed net investment income	12,042,222
Net assets		$1,473,767,674
Shares of beneficial interest outstanding		95,207,547

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$910,200,854
Shares outstanding	58,715,419
Net asset value per share		$15.50
Offering price per share (100/94.25 × net asset value per share)		$16.45
Class B shares
Net assets	$59,712,165
Shares outstanding	4,131,933
Net asset value and offering price per share		$14.45
Class C shares
Net assets	$67,542,706
Shares outstanding	4,670,770
Net asset value and offering price per share		$14.46
Class I shares
Net assets	$424,329,128
Shares outstanding	26,895,772
Net asset value, offering price, and redemption price per share		$15.78
Class W shares
Net assets	$92,512
Shares outstanding	5,973
Net asset value, offering price, and redemption price per share		$15.49
Class R1 shares
Net assets	$2,289,981
Shares outstanding	160,257
Net asset value, offering price, and redemption price per share		$14.29
Class R2 shares
Net assets	$6,124,667
Shares outstanding	402,793
Net asset value, offering price, and redemption price per share		$15.21
Class R3 shares
Net assets	$3,374,190
Shares outstanding	218,081
Net asset value, offering price, and redemption price per share		$15.47
Class R4 shares
Net assets	$101,471
Shares outstanding	6,549
Net asset value, offering price, and redemption price per share		$15.49

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$20,941,884
Interest	154,235
Dividends from underlying funds	75,497
Foreign taxes withheld	(139,145)
Total investment income		$21,032,471
Expenses
Management fee	$3,649,303
Distribution and service fees	2,382,743
Shareholder servicing costs	2,246,108
Administrative services fee	177,640
Independent trustees’ compensation	32,621
Custodian fee	85,246
Shareholder communications	78,972
Auditing fees	24,551
Legal fees	24,807
Dividend and interest expense on securities sold short	6,647
Miscellaneous	67,689
Total expenses		$8,776,327
Fees paid indirectly	(2,932)
Reduction of expenses by investment adviser	(4,383)
Net expenses		$8,769,012
Net investment income		$12,263,459
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(474,157,005)
Written option transactions	32,175
Securities sold short	1,274,729
Foreign currency transactions	49,383
Net realized gain (loss) on investments and foreign currency transactions		$(472,800,718)
Change in unrealized appreciation (depreciation)
Investments	$(203,874,532)
Securities sold short	(260,591)
Translation of assets and liabilities in foreign currencies	(13,642)
Net unrealized gain (loss) on investments and foreign currency translation		$(204,148,765)
Net realized and unrealized gain (loss) on investments and foreign currency		$(676,949,483)
Change in net assets from operations		$(664,686,024)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/09 (unaudited)	Year ended 9/30/08
From operations
Net investment income	$12,263,459	$16,759,705
Net realized gain (loss) on investments and foreign currency transactions	(472,800,718)	54,670,163
Net unrealized gain (loss) on investments and foreign currency translation	(204,148,765)	(508,408,966)
Change in net assets from operations	$(664,686,024)	$(436,979,098)
Distributions declared to shareholders
From net investment income
Class A	$(9,042,720)	$(7,726,823)
Class I	(7,650,016)	(8,485,735)
Class W	(1,079)	(1,732)
Class R1	—	(20,354)
Former Class R2 (b)	—	(16,561)
Class R2	(40,371)	(56,748)
Class R3	(29,671)	(40,543)
Class R4	(544)	(581)
Total distributions declared to shareholders	$(16,764,401)	$(16,349,077)
Change in net assets from fund share transactions	$121,574,169	$(217,353,832)
Total change in net assets	$(559,876,256)	$(670,682,007)
Net assets
At beginning of period	2,033,643,930	2,704,325,937
At end of period (including undistributed net investment income of $12,042,222 and $16,543,164, respectively)	$1,473,767,674	$2,033,643,930

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$22.05		$26.92	$22.59	$21.21	$17.93	$15.90
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.16	$0.15	$0.08	$0.06	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(6.51)		(4.88)	4.24	1.33	3.25	2.08
Total from investment operations	$(6.40)		$(4.72)	$4.39	$1.41	$3.31	$2.15
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.06)	$(0.03)	$(0.03)	$(0.12)
Net asset value, end of period	$15.50		$22.05	$26.92	$22.59	$21.21	$17.93
Total return (%) (r)(s)(t)	(29.07	)(n)	(17.62)	19.49	6.65	18.49	13.54	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.00	0.97	1.02	1.06	1.02
Expenses after expense reductions (f)	1.09	(a)	1.00	0.97	1.02	1.06	1.02
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.09	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	1.38	(a)	0.65	0.61	0.38	0.32	0.39
Portfolio turnover	68		104	84	99	99	117
Net assets at end of period (000 Omitted)	$910,201		$1,014,501	$1,377,199	$1,491,146	$1,567,980	$1,405,075

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class B			2008		2007	2006	2005	2004

Net asset value, beginning of period	$20.44		$24.97		$21.04	$19.85	$16.86	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$(0.00	)(w)	$(0.01)	$(0.06)	$(0.06)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.04)		(4.53)		3.94	1.25	3.05	1.95
Total from investment operations	$(5.99)		$(4.53)		$3.93	$1.19	$2.99	$1.91
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—	$(0.01)
Net asset value, end of period	$14.45		$20.44		$24.97	$21.04	$19.85	$16.86
Total return (%) (r)(s)(t)	(29.31	)(n)	(18.14)		18.68	5.99	17.73	12.78	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.65		1.62	1.68	1.71	1.67
Expenses after expense reductions (f)	1.75	(a)	1.65		1.62	1.68	1.71	1.67
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.75	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income (loss)	0.70	(a)	(0.01)		(0.02)	(0.28)	(0.33)	(0.26)
Portfolio turnover	68		104		84	99	99	117
Net assets at end of period (000 Omitted)	$59,712		$108,949		$220,062	$321,822	$544,719	$836,113

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$20.46		$24.99	$21.05	$19.86	$16.87	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.00 (w)	$(0.01)	$(0.06)	$(0.06)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.05)		(4.53)	3.95	1.25	3.05	1.96
Total from investment operations	$(6.00)		$(4.53)	$3.94	$1.19	$2.99	$1.92
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.01)
Net asset value, end of period	$14.46		$20.46	$24.99	$21.05	$19.86	$16.87
Total return (%) (r)(s)(t)	(29.33	)(n)	(18.13)	18.72	5.99	17.72	12.82	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.65	1.62	1.68	1.71	1.67
Expenses after expense reductions (f)	1.75	(a)	1.65	1.62	1.67	1.71	1.67
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.75	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.71	(a)	0.00	(0.05)	(0.28)	(0.33)	(0.26)
Portfolio turnover	68		104	84	99	99	117
Net assets at end of period (000 Omitted)	$67,543		$105,748	$155,741	$170,718	$208,725	$226,376

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$22.50		$27.46	$23.04	$21.63	$18.28	$16.21
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.26	$0.23	$0.16	$0.14	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(6.64)		(4.97)	4.34	1.35	3.31	2.11
Total from investment operations	$(6.50)		$(4.71)	$4.57	$1.51	$3.45	$2.25
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.25)	$(0.15)	$(0.10)	$(0.10)	$(0.18)
Net asset value, end of period	$15.78		$22.50	$27.46	$23.04	$21.63	$18.28
Total return (%) (r)(s)	(28.95	)(n)	(17.31)	19.91	7.01	18.93	13.92	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.65	0.62	0.68	0.71	0.67
Expenses after expense reductions (f)	0.75	(a)	0.65	0.62	0.67	0.71	0.67
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.75	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income	1.75	(a)	1.01	0.92	0.73	0.67	0.78
Portfolio turnover	68		104	84	99	99	117
Net assets at end of period (000 Omitted)	$424,329		$786,709	$932,127	$760,210	$619,534	$421,942

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class W			2008	2007	2006 (i)

Net asset value, beginning of period	$22.06		$26.94	$22.62	$22.76
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.23	$0.20	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(6.51)		(4.87)	4.25	(0.20)
Total from investment operations	$(6.38)		$(4.64)	$4.45	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.24)	$(0.13)	$—
Net asset value, end of period	$15.49		$22.06	$26.94	$22.62
Total return (%) (r)(s)	(28.98	)(n)	(17.40)	19.77	(0.62	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.75	0.72	0.77	(a)
Expenses after expense reductions (f)	0.85	(a)	0.75	0.72	0.77	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.85	(a)	N/A	N/A	N/A
Net investment income	1.65	(a)	0.91	0.79	0.66	(a)
Portfolio turnover	68		104	84	99
Net assets at end of period (000 Omitted)	$93		$120	$198	$99

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$20.21		$24.82	$20.93	$19.84	$18.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$(0.01)	$(0.04)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.97)		(4.48)	3.93	1.24	1.23	(g)
Total from investment operations	$(5.92)		$(4.49)	$3.89	$1.17	$1.18
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$—	$(0.08)	$—
Net asset value, end of period	$14.29		$20.21	$24.82	$20.93	$19.84
Total return (%) (r)(s)	(29.29	)(n)	(18.19)	18.59	5.89	6.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.69	1.77	1.87	1.89	(a)
Expenses after expense reductions (f)	1.75	(a)	1.69	1.72	1.77	1.89	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.75	(a)	N/A	N/A	N/A	N/A
Net investment income (loss)	0.70	(a)	(0.03)	(0.19)	(0.36)	(0.59	)(a)
Portfolio turnover	68		104	84	99	99
Net assets at end of period (000 Omitted)	$2,290		$3,787	$3,445	$1,868	$776

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$21.59		$26.42	$22.22	$20.91	$17.77	$16.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.12	$0.06	$0.02	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.38)		(4.77)	4.18	1.31	3.22	1.35
Total from investment operations	$(6.28)		$(4.65)	$4.24	$1.33	$3.20	$1.34
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.04)	$(0.02)	$(0.06)	$(0.18)
Net asset value, end of period	$15.21		$21.59	$26.42	$22.22	$20.91	$17.77
Total return (%) (r)(s)	(29.12	)(n)	(17.73)	19.12	6.34	18.02	8.10	(b)(n)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.18	1.31	1.42	1.46	1.42	(a)
Expenses after expense reductions (f)	1.25	(a)	1.18	1.27	1.32	1.46	1.42	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.25	(a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.21	(a)	0.49	0.24	0.09	(0.09)	(0.06	)(a)
Portfolio turnover	68		104	84	99	99	117
Net assets at end of period (000 Omitted)	$6,125		$9,046	$6,079	$2,632	$1,329	$155

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$21.99		$26.88	$22.55	$21.21	$19.87
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.18	$0.11	$0.08	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(6.50)		(4.87)	4.27	1.32	1.31	(g)
Total from investment operations	$(6.38)		$(4.69)	$4.38	$1.40	$1.34
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.20)	$(0.05)	$(0.06)	$—
Net asset value, end of period	$15.47		$21.99	$26.88	$22.55	$21.21
Total return (%) (r)(s)	(29.04	)(n)	(17.60)	19.46	6.62	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	0.94	1.02	1.07	1.11	(a)
Expenses after expense reductions (f)	1.00	(a)	0.94	1.02	1.07	1.11	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.00	(a)	N/A	N/A	N/A	N/A
Net investment income	1.47	(a)	0.72	0.44	0.34	0.31	(a)
Portfolio turnover	68		104	84	99	99
Net assets at end of period (000 Omitted)	$3,374		$4,727	$5,513	$1,815	$53

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$22.09		$26.95	$22.62	$21.24	$19.87
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.21	$0.14	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(6.52)		(4.88)	4.25	1.33	1.31	(g)
Total from investment operations	$(6.39)		$(4.63)	$4.46	$1.47	$1.37
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.23)	$(0.13)	$(0.09)	$—
Net asset value, end of period	$15.49		$22.09	$26.95	$22.62	$21.24
Total return (%) (r)(s)	(28.97	)(n)	(17.34)	19.77	6.95	6.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.67	0.72	0.77	0.81	(a)
Expenses after expense reductions (f)	0.75	(a)	0.67	0.72	0.77	0.81	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.75	(a)	N/A	N/A	N/A	N/A
Net investment income	1.66	(a)	0.98	0.83	0.63	0.61	(a)
Portfolio turnover	68		104	84	99	99
Net assets at end of period (000 Omitted)	$101		$57	$68	$57	$53

See Notes to Financial Statements

23

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class C, Class I, and Class R2 total returns for the year ended September 30, 2004 would have been lower by 0.11%.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), April 1, 2005 (Classes R1, R3, and R4) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(q)	The fund’s net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payment from the ending net asset value per share, the Class A, Class B, Class C, Class I, and Class R2 total return for the year ended September 30, 2004 would have been lower by approximately 0.10%, 0.14%, 0.12%, 0.09%, and 0.09%, respectively.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data

25

Notes to Financial Statements (unaudited) – continued

from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used

26

Notes to Financial Statements (unaudited) – continued

to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,462,662,113	$—	$—	$1,462,662,113
Short Sales	$(7,514,987)	$—	$—	$(7,514,987)
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can

27

Notes to Financial Statements (unaudited) – continued

also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include written options and purchased options.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a

28

Notes to Financial Statements (unaudited) – continued

written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these contracts.

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	4,420	380,670
Options closed	(2,210)	(216,092)
Options exercised	—	—
Options expired	(2,210)	(164,578)
Outstanding, end of period	—	$—

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2009,

29

Notes to Financial Statements (unaudited) – continued

this expense amounted to $1,613. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

30

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/08
Ordinary income (including any short-term capital gains)	$16,349,077

31

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/09
Cost of investments	$1,938,795,313
Gross appreciation	24,498,018
Gross depreciation	(500,631,218)
Net unrealized appreciation (depreciation)	$(476,133,200)

As of 9/30/08
Undistributed ordinary income	16,761,604
Capital loss carryforwards	(79,526,927)
Other temporary differences	(7,093,258)
Net unrealized appreciation (depreciation)	(269,760,593)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of September 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/11	$(79,526,927)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,666 for the six months ended March 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

32

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.33%	$1,618,827
Class B	0.75%	0.25%	1.00%	1.00%	359,832
Class C	0.75%	0.25%	1.00%	1.00%	370,616
Class W	0.10%	—	0.10%	0.10%	47
Class R1	0.75%	0.25%	1.00%	1.00%	13,019
Class R2	0.25%	0.25%	0.50%	0.50%	16,110
Class R3	—	0.25%	0.25%	0.25%	4,292
Total Distribution and Service Fees					$2,382,743

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2009, were as follows:

Amount
Class A	$3
Class B	58,030
Class C	1,843

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2009, the fee was $818,239, which equated to 0.0963% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $780,191.

33

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2009, these costs for the fund amounted to $647,678 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended March 31, 2009 was equivalent to an annual effective rate of 0.0209% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $5,189. This amount is included in independent trustees’ compensation for the six months ended March 31, 2009. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $55,012. This amount is included in miscellaneous expense for the six months ended March 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $118,999 at March 31, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been

34

Notes to Financial Statements (unaudited) – continued

invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $46,134 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $13,620 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,383, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $1,310,623,427 and $1,170,016,210, respectively.

35

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,490,104	$400,054,480	6,306,818	$159,650,858
Class B	184,451	2,790,802	312,088	7,338,263
Class C	198,314	3,011,001	154,750	3,653,129
Class I	4,245,188	65,835,007	3,851,590	94,312,405
Class W	1,315	19,291	—	—
Class R (b)	—	—	34,213	906,419
Class R1	14,261	214,470	98,589	2,396,033
Former Class R2 (b)	—	—	47,228	1,182,320
Class R2	39,803	628,881	322,888	8,266,146
Class R3	22,610	366,087	56,506	1,472,503
Class R4	3,954	58,953	—	—
	26,200,000	$472,978,972	11,184,670	$279,178,076
Shares issued to shareholders in reinvestment of distributions
Class A	497,676	$8,176,826	248,450	$6,700,690
Class I	452,171	7,551,260	304,462	8,354,436
Class W	66	1,079	64	1,732
Class R1	—	—	819	20,354
Former Class R2 (b)	—	—	664	16,561
Class R2	2,476	39,911	2,147	56,748
Class R3	1,810	29,671	1,508	40,543
Class R4	33	544	22	581
	954,232	$15,799,291	558,136	$15,191,645
Shares reacquired
Class A	(9,273,040)	$(146,465,361)	(11,714,299)	$(299,487,981)
Class B	(1,382,075)	(20,550,566)	(3,794,551)	(89,778,199)
Class C	(697,256)	(10,378,382)	(1,217,803)	(28,608,097)
Class I	(12,773,350)	(187,908,803)	(3,129,800)	(82,211,920)
Class W	(865)	(13,848)	(1,940)	(45,763)
Class R (b)	—	—	(142,756)	(3,769,030)
Class R1	(41,363)	(607,902)	(50,857)	(1,181,000)
Former Class R2 (b)	—	—	(87,952)	(2,079,065)
Class R2	(58,515)	(919,846)	(136,050)	(3,371,242)
Class R3	(21,249)	(359,386)	(48,229)	(1,191,256)
	(24,247,713)	$(367,204,094)	(20,324,237)	$(511,723,553)

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Net change
Class A	12,714,740	$261,765,945	(5,159,031)	$(133,136,433)
Class B	(1,197,624)	(17,759,764)	(3,482,463)	(82,439,936)
Class C	(498,942)	(7,367,381)	(1,063,053)	(24,954,968)
Class I	(8,075,991)	(114,522,536)	1,026,252	20,454,921
Class W	516	6,522	(1,876)	(44,031)
Class R (b)	—	—	(108,543)	(2,862,611)
Class R1	(27,102)	(393,432)	48,551	1,235,387
Former Class R2 (b)	—	—	(40,060)	(880,184)
Class R2	(16,236)	(251,054)	188,985	4,951,652
Class R3	3,171	36,372	9,785	321,790
Class R4	3,987	59,497	22	581
	2,906,519	$121,574,169	(8,581,431)	$(217,353,832)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 9%, 9%, 5% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2009, the fund’s commitment fee and interest expense were $5,777 and $294, respectively, and are included in miscellaneous expense on the Statement of Operations.

37

Notes to Financial Statements (unaudited) – continued

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,583,706	369,565,898	(381,496,207)	7,653,397

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$75,497	$7,653,397

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

39

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Total Return Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/09

MTR-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 Years	3.7%
Exxon Mobil Corp.	2.1%
AT&T, Inc.	2.1%
Lockheed Martin Corp.	2.0%
Fannie Mae, 6.0%, 30 Years	2.0%
Philip Morris International, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
Bank of New York Mellon Corp.	1.5%
TOTAL S.A., ADR	1.5%
Wyeth	1.5%

Equity sectors
Financial Services	9.7%
Energy	8.7%
Utilities & Communications	7.2%
Consumer Staples	7.0%
Health Care	6.4%
Industrial Goods & Services	5.7%
Technology	4.3%
Retailing	4.0%
Basic Materials	2.0%
Leisure	1.7%
Special Products & Services	1.4%
Autos & Housing	0.5%
Transportation	0.2%

Fixed income sectors (i)
Mortgage-Backed Securities	16.6%
High Grade Corporates	10.0%
U.S. Treasury Securities	8.2%
Commercial Mortgage-Backed Securities	1.9%
U.S. Government Agencies	0.7%
Non-U.S. Government Bonds	0.7%
Asset-Backed Securities	0.4%
Emerging Markets Bonds	0.4%
Municipal Bonds	0.3%
High Yield Corporates	0.1%
Residential Mortgage-Backed Securities (o)	0.0%
Collateralized Debt Obligations (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%.

Percentages are based on net assets as of 3/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2008 through March 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.96%	$1,000.00	$819.08	$4.35
	Hypothetical (h)	0.96%	$1,000.00	$1,020.14	$4.84
B	Actual	1.60%	$1,000.00	$816.34	$7.25
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
C	Actual	1.60%	$1,000.00	$816.45	$7.25
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
I	Actual	0.60%	$1,000.00	$820.53	$2.72
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R1	Actual	1.61%	$1,000.00	$816.27	$7.29
	Hypothetical (h)	1.61%	$1,000.00	$1,016.90	$8.10
R2	Actual	1.10%	$1,000.00	$818.87	$4.99
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R3	Actual	0.86%	$1,000.00	$819.65	$3.90
	Hypothetical (h)	0.86%	$1,000.00	$1,020.64	$4.33
R4	Actual	0.60%	$1,000.00	$820.67	$2.72
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
529A	Actual	1.05%	$1,000.00	$818.32	$4.76
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
529B	Actual	1.70%	$1,000.00	$816.00	$7.70
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55
529C	Actual	1.70%	$1,000.00	$816.07	$7.70
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 58.8%
Issuer	Shares/Par	Value ($)

Aerospace - 4.1%
Lockheed Martin Corp.	1,660,970	$114,656,759
Northrop Grumman Corp.	1,401,530	61,162,769
United Technologies Corp.	1,299,430	55,849,501

		$231,669,029
Alcoholic Beverages - 0.8%
Diageo PLC	2,751,562	$31,051,639
Heineken N.V.	264,130	7,509,755
Molson Coors Brewing Co.	203,390	6,972,209

		$45,533,603
Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	914,720	$42,891,221

Automotive - 0.2%
Johnson Controls, Inc.	1,103,480	$13,241,760

Biotechnology - 0.3%
Genzyme Corp. (a)	270,260	$16,050,741

Broadcasting - 1.3%
Omnicom Group, Inc.	1,448,200	$33,887,880
Walt Disney Co.	1,732,010	31,453,302
WPP Group PLC	1,687,625	9,510,397

		$74,851,579
Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	502,080	$7,782,240
CME Group, Inc.	14,260	3,513,521
Franklin Resources, Inc.	252,040	13,577,395
Invesco Ltd.	593,910	8,231,593

		$33,104,749
Business Services - 1.4%
Accenture Ltd., “A”	1,279,090	$35,162,184
Automatic Data Processing, Inc.	391,490	13,764,788
Dun & Bradstreet Corp.	75,370	5,803,490
Visa, Inc., “A”	197,660	10,989,896
Western Union Co.	979,820	12,316,337

		$78,036,695

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.1%
Time Warner Cable, Inc.	282,807	$7,013,614

Chemicals - 1.5%
3M Co.	722,620	$35,928,666
PPG Industries, Inc.	1,356,830	50,067,027

		$85,995,693
Computer Software - 1.0%
Oracle Corp.	3,241,160	$58,567,761

Computer Software - Systems - 1.8%
Hewlett-Packard Co.	1,430,480	$45,861,189
International Business Machines Corp.	613,710	59,462,362

		$105,323,551
Construction - 0.3%
Sherwin-Williams Co.	314,340	$16,336,250

Consumer Goods & Services - 1.0%
Clorox Co.	353,410	$18,193,547
Colgate-Palmolive Co.	134,830	7,952,273
Mead Johnson Nutrition Co., “A” (a)	162,130	4,680,693
Procter & Gamble Co.	529,448	24,931,706

		$55,758,219
Electrical Equipment - 1.2%
Danaher Corp.	574,810	$31,166,198
General Electric Co.	394,090	3,984,250
Rockwell Automation, Inc.	178,370	3,895,601
W.W. Grainger, Inc.	426,760	29,950,017

		$68,996,066
Electronics - 1.2%
Agilent Technologies, Inc. (a)	801,550	$12,319,824
Intel Corp.	3,872,710	58,284,286

		$70,604,110
Energy - Independent - 2.5%
Anadarko Petroleum Corp.	509,930	$19,831,178
Apache Corp.	900,180	57,692,536
Devon Energy Corp.	572,895	25,602,678
EOG Resources, Inc.	251,800	13,788,568
Noble Energy, Inc.	154,800	8,340,624

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Occidental Petroleum Corp.	226,170	$12,586,361
Ultra Petroleum Corp. (a)	126,470	4,539,008

		$142,380,953
Energy - Integrated - 5.8%
Chevron Corp.	936,395	$62,963,200
ConocoPhillips	257,250	10,073,910
Exxon Mobil Corp.	1,764,718	120,177,296
Hess Corp.	580,390	31,457,138
Marathon Oil Corp.	789,570	20,757,795
TOTAL S.A., ADR	1,756,680	86,182,721

		$331,612,060
Food & Beverages - 2.9%
Coca-Cola Co.	150,720	$6,624,144
General Mills, Inc.	265,530	13,244,636
Groupe Danone	183,359	8,930,771
J.M. Smucker Co.	355,383	13,245,124
Kellogg Co.	429,990	15,750,534
Nestle S.A.	1,709,150	57,777,468
PepsiCo, Inc.	1,002,660	51,616,937

		$167,189,614
Food & Drug Stores - 1.8%
CVS Caremark Corp.	1,896,299	$52,129,260
Kroger Co.	1,409,360	29,906,619
Walgreen Co.	735,200	19,085,792

		$101,121,671
Gaming & Lodging - 0.1%
Royal Caribbean Cruises Ltd.	805,360	$6,450,934

General Merchandise - 0.9%
Macy’s, Inc.	2,911,910	$25,915,999
Target Corp.	269,470	9,267,073
Wal-Mart Stores, Inc.	289,990	15,108,479

		$50,291,551
Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	435,700	$9,119,201
WellPoint, Inc. (a)	429,360	16,302,799

		$25,422,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 3.0%
Allstate Corp.	2,113,690	$40,477,164
Aon Corp.	262,720	10,724,230
Chubb Corp.	301,810	12,772,599
MetLife, Inc.	3,029,990	68,992,872
Prudential Financial, Inc.	261,250	4,968,975
Travelers Cos., Inc.	846,320	34,394,445

		$172,330,285
Internet - 0.1%
Google, Inc., “A” (a)	8,570	$2,982,874

Leisure & Toys - 0.2%
Hasbro, Inc.	521,830	$13,082,278

Machinery & Tools - 0.4%
Eaton Corp.	576,080	$21,234,309

Major Banks - 6.1%
Bank of America Corp.	1,275,757	$8,700,663
Bank of New York Mellon Corp.	3,106,348	87,754,331
Goldman Sachs Group, Inc.	694,810	73,663,756
JPMorgan Chase & Co.	3,331,311	88,546,246
PNC Financial Services Group, Inc.	821,080	24,049,433
State Street Corp.	1,473,890	45,366,334
Wells Fargo & Co.	1,464,580	20,855,619

		$348,936,382
Medical Equipment - 0.8%
DENTSPLY International, Inc.	156,820	$4,210,617
Medtronic, Inc.	366,360	10,796,629
Waters Corp. (a)	493,100	18,220,045
Zimmer Holdings, Inc. (a)	278,160	10,152,840

		$43,380,131
Natural Gas - Distribution - 0.3%
Sempra Energy	392,680	$18,157,523

Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	681,710	$7,757,860

Network & Telecom - 0.2%
Cisco Systems, Inc. (a)	350,980	$5,885,935
Nokia Corp., ADR	673,240	7,856,711

		$13,742,646

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.4%
Halliburton Co.	306,590	$4,742,947
National Oilwell Varco, Inc. (a)	359,900	10,332,729
Noble Corp.	218,690	5,268,242

		$20,343,918
Pharmaceuticals - 4.8%
Abbott Laboratories	448,460	$21,391,542
GlaxoSmithKline PLC	536,640	8,373,727
Johnson & Johnson	1,205,600	63,414,560
Merck & Co., Inc.	2,359,170	63,107,798
Merck KGaA (l)	127,800	11,301,560
Pfizer, Inc.	1,227,680	16,721,002
Roche Holding AG	52,830	7,249,447
Wyeth	1,957,128	84,234,789

		$275,794,425
Railroad & Shipping - 0.0%
Burlington Northern Santa Fe Corp.	41,920	$2,521,488

Real Estate - 0.0%
Apartment Investment & Management, “A”, REIT	687	$3,765

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	550,690	$30,976,313

Specialty Stores - 0.5%
Home Depot, Inc.	339,450	$7,997,442
Staples, Inc.	1,233,750	22,343,213

		$30,340,655
Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	668,020	$15,391,800
Vodafone Group PLC	12,498,753	22,013,783

		$37,405,583
Telephone Services - 2.3%
AT&T, Inc.	4,750,518	$119,713,054
Embarq Corp.	283,798	10,741,754
Verizon Communications, Inc.	54,042	1,632,068

		$132,086,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 2.3%
Altria Group, Inc.	444,100	$7,114,482
Lorillard, Inc.	395,800	24,436,692
Philip Morris International, Inc.	2,796,350	99,494,133

		$131,045,307
Trucking - 0.2%
United Parcel Service, Inc., “B”	254,100	$12,506,802

Utilities - Electric Power - 3.8%
Allegheny Energy, Inc.	397,730	$9,215,404
American Electric Power Co., Inc.	430,680	10,878,977
CMS Energy Corp.	389,140	4,607,418
Dominion Resources, Inc.	788,728	24,442,681
Entergy Corp.	178,290	12,139,766
FPL Group, Inc.	905,900	45,956,307
Northeast Utilities	153,080	3,304,997
NRG Energy, Inc. (a)	841,750	14,814,800
PG&E Corp.	517,470	19,777,703
PPL Corp.	975,560	28,008,328
Progress Energy, Inc.	280,220	10,160,777
Public Service Enterprise Group, Inc.	1,125,500	33,168,485

		$216,475,643
Total Common Stocks (Identified Cost, $4,123,792,977)		$3,359,548,487

Bonds - 38.9%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,292,978

Asset Backed & Securitized - 2.3%
Banc of America Commercial Mortgage, Inc., 5.935%, 2051	$13,600,000	$9,658,452
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040 (z)	10,340,000	4,549,600
BlackRock Capital Finance LP, 7.75%, 2026 (n)	1,078,797	140,244
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	2,400,000	840,000
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	42,821	42,762
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	6,820,000	4,537,703
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	40,169	37,628
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	972,741	914,323
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	6,450,000	2,572,636
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	8,321,579	3,499,507
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	9,759,829	6,375,042

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
GE Commercial Mortgage Corp., FRN, 5.515%, 2044	$7,580,000	$3,670,895
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	7,534,000	2,911,786
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	5,116,650	4,928,673
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	3,468,895	2,966,198
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	433,661
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049	16,230,000	11,162,343
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	580,270
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.231%, 2041	2,279,327	1,869,100
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	6,980,000	5,056,321
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	7,270,000	5,484,529
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	5,520,000	794,438
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.473%, 2039	6,500,000	3,182,191
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	9,759,829	6,159,138
Morgan Stanley Capital I, Inc., FRN, 0.501%, 2030 (i)(n)	54,218,267	1,166,755
Multi-Family Capital Access One, Inc., 6.65%, 2024	925,819	924,718
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	5,243,000	3,751,530
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,242,000	2,332,263
Spirit Master Funding LLC, 5.05%, 2023 (z)	8,872,288	7,257,546
Structured Asset Securities Corp., FRN, 4.67%, 2035	7,762,707	6,104,587
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	7,432,000	3,671,936
Wachovia Bank Commercial Mortgage Trust, 5.903%, 2051	17,935,000	11,004,475
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	9,769,315	8,016,852
Wachovia Bank Commercial Mortgage Trust, FRN, 5.957%, 2045	9,160,000	4,025,615
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	4,405,058	2,115,301

		$132,739,018
Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$4,982,000	$4,795,713
Hearst-Argyle Television, Inc., 7.5%, 2027	3,800,000	2,980,017
News America, Inc., 8.5%, 2025	5,903,000	5,433,487

		$13,209,217
Brokerage & Asset Managers - 0.0%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	$6,800,000	$680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 0.1%
CRH America, Inc., 6.95%, 2012	$8,021,000	$7,166,346

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$6,102,930
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	6,782,942

		$12,885,872
Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$8,590,348

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$9,636,000	$9,457,059
Western Union Co., 5.4%, 2011	10,085,000	10,283,372

		$19,740,431
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$8,752,758

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$6,038,594

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019 (n)	$4,145,000	$4,041,375
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	6,340,000	5,984,136

		$10,025,511
Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$5,319,124
Nexen, Inc., 5.875%, 2035	2,117,000	1,400,652
Ocean Energy, Inc., 7.25%, 2011	8,780,000	9,284,069

		$16,003,845
Energy - Integrated - 0.4%
ConocoPhillips, 6.5%, 2039	$4,950,000	$4,828,606
Hess Corp., 8.125%, 2019	1,740,000	1,793,714
Petro-Canada, 6.05%, 2018	9,475,000	8,147,676
Shell International Finance, 4%, 2014	9,720,000	9,856,381

		$24,626,377
Financial Institutions - 0.3%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,294,853
HSBC Finance Corp., 5.25%, 2011	8,925,000	7,650,921
ORIX Corp., 5.48%, 2011	9,030,000	6,152,852

		$16,098,626

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 0.4%
Diageo Finance B.V., 5.5%, 2013	$6,334,000	$6,546,810
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	2,540,000	2,511,984
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	3,082,000	2,908,826
General Mills, Inc., 5.65%, 2019	1,360,000	1,384,553
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	6,747,864

		$20,100,037
Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$6,674,640

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$3,343,601

Insurance - 0.1%
American International Group, Inc., 8.25%, 2018 (z)	$3,490,000	$1,493,357
ING Groep N.V., 5.775% to 2015, FRN to 2049	8,503,000	2,338,325
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,050,392

		$6,882,074
Insurance - Property & Casualty - 0.3%
Allstate Corp., 5.55%, 2035	$7,742,000	$5,353,028
Chubb Corp., 6.375% to 2017, FRN to 2067	6,830,000	3,898,632
Fund American Cos., Inc., 5.875%, 2013	6,030,000	4,629,454
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	2,640,000	1,045,334
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	11,610,000	4,760,100

		$19,686,548
International Market Quasi-Sovereign - 0.4%
Hydro-Quebec, 6.3%, 2011	$16,520,000	$17,761,181
ING Bank N.V., 3.9%, 2014 (z)	6,920,000	6,966,502

		$24,727,683
International Market Sovereign - 0.2%
Province of Ontario, 5%, 2011	$13,130,000	$13,930,667

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$5,393,668

Major Banks - 1.1%
Bank of America Corp., 5.49%, 2019	$4,135,000	$2,443,578
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	1,636,544
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,943,000	4,195,584
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	4,957,346

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., 7.5%, 2019	$3,238,000	$3,230,918
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	5,707,654
Merrill Lynch & Co., Inc., 6.11%, 2037	5,900,000	2,932,371
Morgan Stanley, 5.75%, 2016	6,120,000	5,571,336
Morgan Stanley, 6.625%, 2018	6,920,000	6,598,268
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	5,555,000	3,721,850
Natixis S.A., 10% to 2018, FRN to 2049 (n)	9,804,000	1,997,604
PNC Funding Corp., 5.625%, 2017	6,510,000	5,993,991
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	2,060,000	906,400
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	11,444,000	3,222,035
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	4,832,418
Wachovia Corp., 5.25%, 2014	4,613,000	3,830,215

		$61,778,112
Medical & Health Technology & Services - 0.2%
Cardinal Health, Inc., 5.8%, 2016	$4,803,000	$4,411,613
HCA, Inc., 8.75%, 2010	742,000	738,290
Hospira, Inc., 5.55%, 2012	3,080,000	3,118,910
Hospira, Inc., 6.05%, 2017	5,813,000	5,188,039

		$13,456,852
Medical Equipment - 0.2%
Pfizer, Inc., 6.2%, 2019	$4,872,000	$5,192,178
Pfizer, Inc., 7.2%, 2039	3,040,000	3,260,139

		$8,452,317
Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$9,913,000	$7,171,570

Mortgage Backed - 16.5%
Fannie Mae, 6.33%, 2011	$1,439,257	$1,520,202
Fannie Mae, 4.017%, 2013	997,430	1,016,915
Fannie Mae, 4.02%, 2013	3,150,197	3,217,632
Fannie Mae, 4.751%, 2013	671,418	700,028
Fannie Mae, 4.589%, 2014	5,847,286	6,069,699
Fannie Mae, 4.63%, 2014	2,484,659	2,580,709
Fannie Mae, 4.777%, 2014	194,032	202,455
Fannie Mae, 4.839%, 2014	4,446,052	4,665,185
Fannie Mae, 4.88%, 2014 - 2020	1,634,919	1,715,108
Fannie Mae, 4.564%, 2015	357,491	369,950
Fannie Mae, 4.78%, 2015	2,379,114	2,487,469
Fannie Mae, 4.856%, 2015	663,399	690,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 4.921%, 2015	$4,747,204	$4,996,956
Fannie Mae, 5.19%, 2015	1,380,140	1,474,009
Fannie Mae, 5.09%, 2016	2,000,000	2,123,873
Fannie Mae, 5.05%, 2017	2,501,000	2,649,874
Fannie Mae, 5.5%, 2017 - 2035	224,995,405	234,640,811
Fannie Mae, 6%, 2017 - 2037	122,561,449	128,620,826
Fannie Mae, 4.5%, 2018 - 2035	40,821,091	42,137,987
Fannie Mae, 5%, 2018 - 2035	74,205,502	76,981,982
Fannie Mae, 7.5%, 2030 - 2032	1,295,450	1,402,528
Fannie Mae, 6.5%, 2031 - 2037	44,863,131	47,570,615
Freddie Mac, 6%, 2016 - 2037	80,379,112	84,348,686
Freddie Mac, 5%, 2017 - 2035	99,075,239	102,743,926
Freddie Mac, 4.5%, 2019 - 2035	20,383,047	21,020,808
Freddie Mac, 5.5%, 2019 - 2035	70,341,011	73,300,989
Freddie Mac, 6.5%, 2034 - 2037	21,044,502	22,259,329
Ginnie Mae, 5.5%, 2032 - 2035	30,053,372	31,414,819
Ginnie Mae, 6%, 2032 - 2038	25,737,829	26,962,475
Ginnie Mae, 4.5%, 2033 - 2034	6,803,807	6,979,244
Ginnie Mae, 5%, 2033 - 2034	7,392,964	7,692,020

		$944,558,078
Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,195,000	$3,234,746
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	6,480,000	6,687,101
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,511,268

		$14,433,115
Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$7,130,983
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	4,763,287
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,171,241
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,359,161
Spectra Energy Capital LLC, 8%, 2019	5,327,000	5,356,842

		$27,781,514
Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$7,210,000	$6,539,340
Telecom Italia Capital, 5.25%, 2013	4,186,000	3,759,179
Telefonica Europe B.V., 7.75%, 2010	3,298,000	3,443,976
Verizon New York, Inc., 6.875%, 2012	11,404,000	11,680,638

		$25,423,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.2%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$12,867,963

Other Banks & Diversified Financials - 0.7%
American Express Co., 5.5%, 2016	$11,996,000	$9,843,198
Capital One Financial Corp., 6.15%, 2016	8,680,000	5,494,466
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	1,349,865
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	3,375,874
UFJ Finance Aruba AEC, 6.75%, 2013	9,069,000	9,330,813
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	10,932,206

		$40,326,422
Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$9,860,000	$9,637,775
GlaxoSmithKline Capital, Inc., 4.85%, 2013	3,090,000	3,214,833
Roche Holdings, Inc., 6%, 2019 (n)	4,670,000	4,806,649
Roche Holdings, Inc., 7%, 2039 (n)	3,710,000	3,882,214

		$21,541,471
Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$7,332,000	$7,501,201

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$618,000	$621,948
CSX Corp., 7.9%, 2017	6,220,000	6,078,551

		$6,700,499
Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$1,440,176
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	7,431,176
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,333,245
ProLogis, REIT, 5.75%, 2016	11,170,000	6,138,574
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	4,785,556

		$21,128,727
Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$2,896,000	$2,050,892
Limited Brands, Inc., 5.25%, 2014	6,288,000	4,412,044
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	11,096,743

		$17,559,679
Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$3,924,000	$4,135,598
Rogers Communications, Inc., 6.8%, 2018	8,529,000	8,524,548

		$12,660,146

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.2%
Altria Group, Inc., 9.7%, 2018	$3,961,000	$4,311,549
Philip Morris International, Inc., 4.875%, 2013	4,662,000	4,712,867

		$9,024,416
U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,158,540
Small Business Administration, 8.8%, 2011	15,293	15,546
Small Business Administration, 4.35%, 2023	1,556,384	1,614,864
Small Business Administration, 4.77%, 2024	4,022,045	4,247,680
Small Business Administration, 5.18%, 2024	6,443,563	6,780,449
Small Business Administration, 5.52%, 2024	4,189,227	4,560,195
Small Business Administration, 4.99%, 2024	5,670,917	5,992,165
Small Business Administration, 4.95%, 2025	4,695,468	4,996,568

		$38,366,007
U.S. Treasury Obligations - 8.1%
U.S. Treasury Bonds, 2.375%, 2010	$4,813,000	$4,930,880
U.S. Treasury Bonds, 2%, 2013	11,523,000	11,760,662
U.S. Treasury Bonds, 4.75%, 2017	22,360,000	26,154,224
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	3,207,233
U.S. Treasury Bonds, 6%, 2026	18,687,000	24,620,123
U.S. Treasury Bonds, 6.75%, 2026	11,593,000	16,491,043
U.S. Treasury Bonds, 5.375%, 2031	18,974,000	23,922,059
U.S. Treasury Bonds, 4.5%, 2036	18,917,000	21,795,940
U.S. Treasury Notes, 4.875%, 2009	30,443,000	30,962,662
U.S. Treasury Notes, 6.5%, 2010	4,316,000	4,537,195
U.S. Treasury Notes, 1.5%, 2010	65,192,000	65,968,685
U.S. Treasury Notes, 0.875%, 2011	44,324,000	44,408,659
U.S. Treasury Notes, 4.125%, 2012	40,921,000	44,814,879
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,902,107
U.S. Treasury Notes, 3.5%, 2013	25,000,000	27,111,325
U.S. Treasury Notes, 3.125%, 2013	31,742,000	33,993,714
U.S. Treasury Notes, 1.5%, 2013	28,113,000	28,042,718
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,420,186
U.S. Treasury Notes, 4.125%, 2015	5,109,000	5,770,375
U.S. Treasury Notes, 4.25%, 2015	856,000	975,305
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,684,699
U.S. Treasury Notes, 3.75%, 2018	23,607,000	25,733,519

		$464,208,192
Utilities - Electric Power - 1.6%
Bruce Mansfield Unit, 6.85%, 2034	$13,870,000	$10,791,114
Enel Finance International S.A., 6.25%, 2017 (n)	8,525,000	7,724,741

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Exelon Generation Co. LLC, 6.95%, 2011	$15,019,000	$15,335,646
Exelon Generation Co. LLC, 6.2%, 2017	720,000	643,811
FirstEnergy Corp., 6.45%, 2011	13,306,000	13,318,055
MidAmerican Energy Holdings Co., 5.875%, 2012	2,667,000	2,768,813
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	11,984,077
Oncor Electric Delivery Co., 7%, 2022	8,725,000	8,136,281
PSEG Power LLC, 6.95%, 2012	6,285,000	6,430,724
PSEG Power LLC, 5.5%, 2015	5,036,000	4,629,685
System Energy Resources, Inc., 5.129%, 2014 (z)	3,241,870	2,992,829
Waterford 3 Funding Corp., 8.09%, 2017	6,194,467	6,103,346

		$90,859,122
Total Bonds (Identified Cost, $2,384,400,069)		$2,226,708,055

Money Market Funds (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	76,039,536	$76,039,536

Collateral for Securities Loaned - 0.2%
Goldman Sachs Repurchase Agreement, 0.12%, dated 3/31/09, due 4/1/09, total to be received $8,573,812 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $8,745,261 in an individually traded account), at Cost	$8,573,783	$8,573,783
Total Investments (Identified Cost, $6,592,806,365)		$5,670,869,861

Other Assets, Less Liabilities - 0.8%		47,975,465
Net Assets - 100.0%		$5,718,845,326

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $86,568,886, representing 1.51% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/13/08	$3,490,000	$1,493,357
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040	3/01/06	10,340,000	4,549,600
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	2,315,306	840,000
ING Bank N.V., 3.9%, 2014	3/12/09	6,906,730	6,966,502
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	8,773,150	7,257,546
System Energy Resources, Inc., 5.129%, 2014	4/16/04	3,241,870	2,992,829
Total Restricted Securities			$24,099,834
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $6,516,766,829)	$5,594,830,325
Underlying funds, at cost and value	76,039,536
Total investments, at value, including $8,448,979 of securities on loan (identified cost, $6,592,806,365)		$5,670,869,861
Receivable for investments sold	49,825,890
Receivable for fund shares sold	5,728,777
Interest and dividends receivable	28,768,015
Other assets	125,463
Total assets		$5,755,318,006
Liabilities
Payable to custodian	$3,660
Distributions payable	1,871,101
Payable for investments purchased	13,449,800
Payable for fund shares reacquired	7,890,855
Collateral for securities loaned, at value	8,573,783
Payable to affiliates
Management fee	109,840
Shareholder servicing costs	3,834,882
Distribution and service fees	157,360
Administrative services fee	6,193
Program manager fees	76
Payable for independent trustees’ compensation	192,892
Accrued expenses and other liabilities	382,238
Total liabilities		$36,472,680
Net assets		$5,718,845,326
Net assets consist of
Paid-in capital	$7,698,945,022
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(921,981,448)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,052,094,373)
Accumulated distributions in excess of net investment income	(6,023,875)
Net assets		$5,718,845,326
Shares of beneficial interest outstanding		539,081,491

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$3,655,778,130
Shares outstanding	344,832,101
Net asset value per share		$10.60
Offering price per share (100/94.25 × net asset value per share)		$11.25
Class B shares
Net assets	$749,043,486
Shares outstanding	70,652,516
Net asset value and offering price per share		$10.60
Class C shares
Net assets	$724,914,692
Shares outstanding	68,068,569
Net asset value and offering price per share		$10.65
Class I shares
Net assets	$125,214,928
Shares outstanding	11,813,455
Net asset value, offering price, and redemption price per share		$10.60
Class R1 shares
Net assets	$14,704,406
Shares outstanding	1,388,132
Net asset value, offering price, and redemption price per share		$10.59
Class R2 shares
Net assets	$122,796,614
Shares outstanding	11,556,304
Net asset value, offering price, and redemption price per share		$10.63
Class R3 shares
Net assets	$113,560,420
Shares outstanding	10,705,928
Net asset value, offering price, and redemption price per share		$10.61
Class R4 shares
Net assets	$198,986,667
Shares outstanding	18,758,765
Net asset value, offering price, and redemption price per share		$10.61
Class 529A shares
Net assets	$6,696,615
Shares outstanding	632,811
Net asset value and redemption price per share		$10.58
Offering price per share (100/94.25 × net asset value per share)		$11.23

Statement of Assets and Liabilities (unaudited) – continued

Class 529B shares
Net assets	$3,795,676
Shares outstanding	358,048
Net asset value and offering price per share		$10.60
Class 529C shares
Net assets	$3,353,692
Shares outstanding	314,862
Net asset value and offering price per share		$10.65

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$71,223,424
Dividends	59,920,545
Dividends from underlying funds	200,340
Foreign taxes withheld	(75,651)
Total investment income		$131,268,658
Expenses
Management fee	$10,871,801
Distribution and service fees	15,806,558
Program manager fees	7,305
Shareholder servicing costs	6,360,498
Administrative services fee	639,503
Independent trustees’ compensation	52,458
Custodian fee	172,015
Shareholder communications	258,215
Auditing fees	32,567
Legal fees	94,226
Miscellaneous	350,480
Total expenses		$34,645,626
Fees paid indirectly	(6,288)
Reduction of expenses by investment adviser	(15,950)
Net expenses		$34,623,388
Net investment income		$96,645,270
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(896,448,222)
Foreign currency transactions	(65,352)
Net realized gain (loss) on investments and foreign currency transactions		$(896,513,574)
Change in unrealized appreciation (depreciation)
Investments	$(620,790,113)
Translation of assets and liabilities in foreign currencies	331
Net unrealized gain (loss) on investments and foreign currency translation		$(620,789,782)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,517,303,356)
Change in net assets from operations		$(1,420,658,086)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/09	Year ended 9/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$96,645,270	$236,088,053
Net realized gain (loss) on investments and foreign currency transactions	(896,513,574)	31,623,314
Net unrealized gain (loss) on investments and foreign currency translation	(620,789,782)	(1,545,012,698)
Change in net assets from operations	$(1,420,658,086)	$(1,277,301,331)
Distributions declared to shareholders
From net investment income
Class A	$(68,680,521)	$(168,226,819)
Class B	(12,023,474)	(30,869,961)
Class C	(11,094,460)	(25,701,051)
Class I	(2,466,761)	(7,348,982)
Class R (b)	—	(742,713)
Class R1	(224,760)	(464,398)
Former Class R2 (b)	—	(257,048)
Class R2	(2,177,268)	(3,958,288)
Class R3	(1,947,687)	(3,676,156)
Class R4	(3,967,166)	(6,974,175)
Class 529A	(114,986)	(371,049)
Class 529B	(54,720)	(108,829)
Class 529C	(47,819)	(98,078)
From net realized gain on investments
Class A	—	(535,843,118)
Class B	—	(135,020,654)
Class C	—	(108,018,631)
Class I	—	(20,856,322)
Class R (b)	—	(4,933,773)
Class R1	—	(1,749,778)
Former Class R2 (b)	—	(1,347,623)
Class R2	—	(9,123,580)
Class R3	—	(10,864,525)
Class R4	—	(16,271,373)
Class 529A	—	(1,163,532)
Class 529B	—	(474,843)
Class 529C	—	(420,572)
Total distributions declared to shareholders	$(102,799,622)	$(1,094,885,871)

Statements of Changes in Net Assets – continued

	Six months ended 3/31/09	Year ended 9/30/08
	(unaudited)
Change in net assets from fund share transactions	$(673,149,860)	$(835,694,125)
Total change in net assets	$(2,196,607,568)	$(3,207,881,327)
Net assets
At beginning of period	7,915,452,894	11,123,334,221
At end of period (including accumulated distributions in excess of net investment income of $6,023,875 and undistributed net investment income of $130,477, respectively)	$5,718,845,326	$7,915,452,894

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.17		$16.86	$16.06	$16.11	$15.43	$14.13
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.44	$0.40	$0.39	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	(2.53)		(2.36)	1.38	0.68	1.08	1.31
Total from investment operations	$(2.35)		$(1.97)	$1.82	$1.08	$1.47	$1.67
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.41)	$(0.48)	$(0.42)	$(0.40)	$(0.37)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(0.22)		$(1.72)	$(1.02)	$(1.13)	$(0.79)	$(0.37)
Net asset value, end of period	$10.60		$13.17	$16.86	$16.06	$16.11	$15.43
Total return (%) (r)(s)(t)	(18.09	)(n)	(12.77)	11.65	7.16	9.72	11.89 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.87	0.87	0.90	0.91	0.89
Expenses after expense reductions (f)	0.96	(a)	0.87	0.87	0.90	0.91	0.89
Net investment income	3.27	(a)	2.62	2.63	2.56	2.43	2.37
Portfolio turnover	36		53	45	48	50	65
Net assets at end of period (000 Omitted)	$3,655,778		$5,025,291	$7,017,623	$7,157,485	$7,371,678	$6,382,150

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.17		$16.85	$16.06	$16.10	$15.42	$14.12
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.33	$0.30	$0.28	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(2.53)		(2.35)	1.37	0.69	1.09	1.31
Total from investment operations	$(2.39)		$(2.06)	$1.70	$0.99	$1.37	$1.57
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.31)	$(0.37)	$(0.32)	$(0.30)	$(0.27)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(0.18)		$(1.62)	$(0.91)	$(1.03)	$(0.69)	$(0.27)
Net asset value, end of period	$10.60		$13.17	$16.85	$16.06	$16.10	$15.42
Total return (%) (r)(s)(t)	(18.37	)(n)	(13.30)	10.87	6.54	9.02	11.18 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.52	1.52	1.55	1.56	1.54
Expenses after expense reductions (f)	1.60	(a)	1.52	1.52	1.55	1.56	1.54
Net investment income	2.62	(a)	1.96	1.98	1.91	1.79	1.73
Portfolio turnover	36		53	45	48	50	65
Net assets at end of period (000 Omitted)	$749,043		$1,148,445	$1,844,219	$2,245,907	$2,745,051	$2,762,027

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.23		$16.92	$16.12	$16.16	$15.48	$14.18
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.33	$0.30	$0.28	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(2.54)		(2.36)	1.38	0.69	1.09	1.31
Total from investment operations	$(2.40)		$(2.07)	$1.71	$0.99	$1.37	$1.57
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.31)	$(0.37)	$(0.32)	$(0.30)	$(0.27)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(0.18)		$(1.62)	$(0.91)	$(1.03)	$(0.69)	$(0.27)
Net asset value, end of period	$10.65		$13.23	$16.92	$16.12	$16.16	$15.48
Total return (%) (r)(s)(t)	(18.35	)(n)	(13.30)	10.90	6.52	8.99	11.14 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.52	1.52	1.55	1.56	1.53
Expenses after expense reductions (f)	1.60	(a)	1.52	1.52	1.55	1.56	1.53
Net investment income	2.62	(a)	1.97	1.98	1.91	1.78	1.71
Portfolio turnover	36		53	45	48	50	65
Net assets at end of period (000 Omitted)	$724,915		$1,014,651	$1,424,639	$1,488,592	$1,689,457	$1,381,236

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.17		$16.85	$16.06	$16.11	$15.42	$14.12
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.50	$0.45	$0.44	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	(2.52)		(2.35)	1.37	0.69	1.09	1.29
Total from investment operations	$(2.32)		$(1.91)	$1.87	$1.14	$1.53	$1.72
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.46)	$(0.54)	$(0.48)	$(0.45)	$(0.42)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(0.25)		$(1.77)	$(1.08)	$(1.19)	$(0.84)	$(0.42)
Net asset value, end of period	$10.60		$13.17	$16.85	$16.06	$16.11	$15.42
Total return (%) (r)(s)	(17.95	)(n)	(12.40)	11.98	7.54	10.18	12.28 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.52	0.52	0.55	0.56	0.55
Expenses after expense reductions (f)	0.60	(a)	0.52	0.52	0.55	0.56	0.55
Net investment income	3.62	(a)	2.97	2.98	2.91	2.78	2.78
Portfolio turnover	36		53	45	48	50	65
Net assets at end of period (000 Omitted)	$125,215		$155,134	$269,510	$242,806	$211,140	$181,794

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.16		$16.84	$16.06	$16.10	$15.77
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.30	$0.28	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(2.53)		(2.35)	1.38	0.70	0.33
Total from investment operations	$(2.39)		$(2.06)	$1.68	$0.98	$0.45
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.31)	$(0.36)	$(0.31)	$(0.12)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	—
Total distributions declared to shareholders	$(0.18)		$(1.62)	$(0.90)	$(1.02)	$(0.12)
Net asset value, end of period	$10.59		$13.16	$16.84	$16.06	$16.10
Total return (%) (r)(s)	(18.37	)(n)	(13.32)	10.75	6.43	2.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.56	1.66	1.74	1.77	(a)
Expenses after expense reductions (f)	1.61	(a)	1.56	1.62	1.64	1.77	(a)
Net investment income	2.62	(a)	1.93	1.83	1.83	1.43	(a)
Portfolio turnover	36		53	45	48	50
Net assets at end of period (000 Omitted)	$14,704		$19,505	$16,936	$5,289	$1,901

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$13.20		$16.89	$16.10	$16.14	$15.46	$14.38
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.38	$0.36	$0.31	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(2.53)		(2.36)	1.38	0.69	1.10	1.13
Total from investment operations	$(2.36)		$(2.00)	$1.76	$1.05	$1.41	$1.36
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.38)	$(0.43)	$(0.38)	$(0.34)	$(0.28)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(0.21)		$(1.69)	$(0.97)	$(1.09)	$(0.73)	$(0.28)
Net asset value, end of period	$10.63		$13.20	$16.89	$16.10	$16.14	$15.46
Total return (%) (r)(s)	(18.11	)(n)	(12.90)	11.25	6.90	9.27	9.53	(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.05	1.22	1.29	1.31	1.26	(a)
Expenses after expense reductions (f)	1.10	(a)	1.05	1.17	1.19	1.31	1.26	(a)
Net investment income	3.12	(a)	2.45	2.30	2.28	1.95	1.53	(a)
Portfolio turnover	36		53	45	48	50	65
Net assets at end of period (000 Omitted)	$122,797		$166,407	$102,667	$51,797	$26,576	$3,894

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.18		$16.86	$16.07	$16.11	$15.78
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	$0.42	$0.39	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(2.52)		(2.35)	1.38	0.70	0.34
Total from investment operations	$(2.34)		$(1.95)	$1.80	$1.09	$0.51
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.42)	$(0.47)	$(0.42)	$(0.18)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	—
Total distributions declared to shareholders	$(0.23)		$(1.73)	$(1.01)	$(1.13)	$(0.18)
Net asset value, end of period	$10.61		$13.18	$16.86	$16.07	$16.11
Total return (%) (r)(s)	(18.04	)(n)	(12.65)	11.54	7.17	3.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.81	0.92	0.94	0.96	(a)
Expenses after expense reductions (f)	0.86	(a)	0.81	0.92	0.94	0.96	(a)
Net investment income	3.32	(a)	2.68	2.54	2.55	2.22	(a)
Portfolio turnover	36		53	45	48	50
Net assets at end of period (000 Omitted)	$113,560		$106,360	$133,204	$57,485	$2,134

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.18		$16.86	$16.06	$16.11	$15.78
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.50	$0.45	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(2.52)		(2.34)	1.36	0.67	0.33
Total from investment operations	$(2.32)		$(1.91)	$1.86	$1.12	$0.54
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.46)	$(0.52)	$(0.46)	$(0.21)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	—
Total distributions declared to shareholders	$(0.25)		$(1.77)	$(1.06)	$(1.17)	$(0.21)
Net asset value, end of period	$10.61		$13.18	$16.86	$16.06	$16.11
Total return (%) (r)(s)	(17.93	)(n)	(12.42)	11.93	7.43	3.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.54	0.63	0.65	0.67	(a)
Expenses after expense reductions (f)	0.60	(a)	0.54	0.63	0.64	0.67	(a)
Net investment income	3.61	(a)	2.94	2.85	2.80	2.65	(a)
Portfolio turnover	36		53	45	48	50
Net assets at end of period (000 Omitted)	$198,987		$257,120	$202,523	$10,122	$52

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.15		$16.83	$16.04	$16.08	$15.40	$14.10
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.39	$0.36	$0.35	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	(2.53)		(2.35)	1.38	0.69	1.08	1.32
Total from investment operations	$(2.35)		$(1.99)	$1.77	$1.05	$1.43	$1.63
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.38)	$(0.44)	$(0.38)	$(0.36)	$(0.33)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(0.22)		$(1.69)	$(0.98)	$(1.09)	$(0.75)	$(0.33)
Net asset value, end of period	$10.58		$13.15	$16.83	$16.04	$16.08	$15.40
Total return (%) (r)(s)(t)	(18.17	)(n)	(12.88)	11.34	6.97	9.46	11.63 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.12	1.15	1.16	1.13
Expenses after expense reductions (f)	1.05	(a)	1.05	1.12	1.14	1.16	1.13
Net investment income	3.19	(a)	2.44	2.37	2.32	2.16	2.08
Portfolio turnover	36		53	45	48	50	65
Net assets at end of period (000 Omitted)	$6,697		$13,149	$14,753	$12,360	$9,923	$5,600

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.17		$16.85	$16.06	$16.11	$15.42	$14.12
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.29	$0.26	$0.24	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(2.54)		(2.35)	1.37	0.68	1.10	1.31
Total from investment operations	$(2.40)		$(2.08)	$1.66	$0.94	$1.34	$1.53
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.29)	$(0.33)	$(0.28)	$(0.26)	$(0.23)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(0.17)		$(1.60)	$(0.87)	$(0.99)	$(0.65)	$(0.23)
Net asset value, end of period	$10.60		$13.17	$16.85	$16.06	$16.11	$15.42
Total return (%) (r)(s)(t)	(18.40	)(n)	(13.44)	10.61	6.21	8.81	10.91 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.77	1.80	1.81	1.78
Expenses after expense reductions (f)	1.70	(a)	1.70	1.77	1.79	1.81	1.78
Net investment income	2.52	(a)	1.79	1.72	1.67	1.52	1.47
Portfolio turnover	36		53	45	48	50	65
Net assets at end of period (000 Omitted)	$3,796		$5,018	$5,809	$5,069	$4,477	$2,676

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/09 (unaudited)		Years ended 9/30
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.23		$16.92	$16.12	$16.17	$15.48	$14.18
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.29	$0.26	$0.24	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(2.55)		(2.36)	1.38	0.68	1.10	1.31
Total from investment operations	$(2.41)		$(2.09)	$1.67	$0.94	$1.34	$1.53
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.29)	$(0.33)	$(0.28)	$(0.26)	$(0.23)
From net realized gain on investments	—		(1.31)	(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(0.17)		$(1.60)	$(0.87)	$(0.99)	$(0.65)	$(0.23)
Net asset value, end of period	$10.65		$13.23	$16.92	$16.12	$16.17	$15.48
Total return (%) (r)(s)(t)	(18.39	)(n)	(13.45)	10.63	6.18	8.79	10.87 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.77	1.80	1.81	1.78
Expenses after expense reductions (f)	1.70	(a)	1.70	1.77	1.79	1.81	1.78
Net investment income	2.52	(a)	1.79	1.72	1.67	1.53	1.45
Portfolio turnover	36		53	45	48	50	65
Net assets at end of period (000 Omitted)	$3,354		$4,372	$5,342	$4,566	$3,890	$2,475

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the funds’ financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which

Notes to Financial Statements (unaudited) – continued

they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of

Notes to Financial Statements (unaudited) – continued

securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,435,588,023	$2,235,281,838	$—	$5,670,869,861
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the

Notes to Financial Statements (unaudited) – continued

reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain

Notes to Financial Statements (unaudited) – continued

dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/08
Ordinary income (including any short-term capital gains)	$358,695,276
Long-term capital gain	736,190,595
Total distributions	$1,094,885,871

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/09
Cost of investments	$6,673,712,915
Gross appreciation	49,709,990
Gross depreciation	(1,052,553,044)
Net unrealized appreciation (depreciation)	$(1,002,843,054)

As of 9/30/08
Undistributed ordinary income	18,485,724
Post-October capital loss deferral	(58,633,611)
Other temporary differences	(21,425,609)
Net unrealized appreciation (depreciation)	(395,068,492)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2009 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Effective December 1, 2007, if at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $11.5 billion and the total expenses for Class A exceed 0.87% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.87% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. If at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $12.5 billion and the total expenses for Class A exceed 0.85% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.85% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least November 30, 2012. For the six months ended March 31, 2009, the fund’s fiscal year-to-date average daily net assets did not exceed the limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $202,530 and $2,759 for the six months ended March 31, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$6,915,573
Class B	0.75%	0.25%	1.00%	1.00%	4,333,937
Class C	0.75%	0.25%	1.00%	1.00%	3,965,256
Class R1	0.75%	0.25%	1.00%	1.00%	79,226
Class R2	0.25%	0.25%	0.50%	0.50%	328,406
Class R3	—	0.25%	0.25%	0.25%	134,183
Class 529A	0.10%	0.25%	0.35%	0.35%	12,411
Class 529B	0.75%	0.25%	1.00%	1.00%	20,061
Class 529C	0.75%	0.25%	1.00%	1.00%	17,505
Total Distribution and Service Fees					$15,806,558

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2009 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually. Prior to March 1, 2009, 0.10% of the Class 529A distribution fee was paid by the fund and the remaining 0.15% was not in effect. Effective March 1, 2009, the distribution fee rate for Class 529A shares decreased from 0.25% to 0.10%.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2009, were as follows:

Amount
Class A	$9,963
Class B	814,056
Class C	37,468
Class 529B	1,610
Class 529C	47

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which

Notes to Financial Statements (unaudited) – continued

MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2009, were as follows:

Amount
Class 529A	$3,547
Class 529B	2,007
Class 529C	1,751
Total Program Manager Fees	$7,305

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2009, the fee was $2,130,520, which equated to 0.0685% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,229,978.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2009 was equivalent to an annual effective rate of 0.0206% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $5,785. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $24,724. Both amounts are included in independent trustees’ compensation for the six months ended

Notes to Financial Statements (unaudited) – continued

March 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $136,666 at March 31, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $46,132 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $49,636 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $15,950, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$620,614,757	$1,208,814,394
Investments (non-U.S. Government securities)	$1,631,288,769	$1,815,641,013

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,256,698	$276,999,365	61,315,868	$936,541,049
Class B	2,161,070	23,780,774	4,768,937	70,865,376
Class C	5,581,927	61,773,565	9,656,081	145,125,911
Class I	1,166,362	12,794,936	5,345,409	82,262,359
Class R (b)	—	—	1,621,408	25,459,428
Class R1	160,598	1,779,040	933,567	14,673,519
Former Class R2 (b)	—	—	811,465	12,840,225
Class R2	1,541,126	16,932,938	9,366,741	140,401,446
Class R3	4,505,752	48,905,825	3,304,376	50,105,818
Class R4	2,776,638	30,336,505	16,283,300	247,360,373
Class 529A	61,304	671,613	141,246	2,110,278
Class 529B	9,473	103,340	39,138	600,190
Class 529C	39,701	439,201	46,542	689,028
	43,260,649	$474,517,102	113,634,078	$1,729,035,000
Shares issued to shareholders in reinvestment of distributions
Class A	5,571,571	$61,048,262	41,930,813	$638,557,613
Class B	975,018	10,691,648	9,722,058	148,149,077
Class C	728,161	8,013,291	6,545,272	100,146,895
Class I	223,882	2,450,054	1,857,455	28,205,304
Class R (b)	—	—	181,515	2,790,660
Class R1	20,520	224,564	145,215	2,206,260
Former Class R2 (b)	—	—	106,584	1,604,671
Class R2	164,878	1,810,177	824,703	12,530,724
Class R3	178,132	1,943,461	953,095	14,499,167
Class R4	267,314	2,929,697	1,291,232	19,633,903
Class 529A	10,526	114,926	100,796	1,529,116
Class 529B	4,997	54,709	38,275	582,495
Class 529C	4,342	47,735	33,897	518,125
	8,149,341	$89,328,524	63,730,910	$970,954,010

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/09		Year ended 9/30/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(67,472,491)	$(740,317,518)	(138,087,935)	$(2,066,026,934)
Class B	(19,671,774)	(214,722,069)	(36,742,739)	(547,330,912)
Class C	(14,926,830)	(163,716,810)	(23,714,000)	(352,187,530)
Class I	(1,355,639)	(14,843,874)	(11,414,148)	(166,528,677)
Class R (b)	—	—	(6,167,917)	(93,862,169)
Class R1	(275,628)	(3,000,349)	(601,654)	(8,951,592)
Former Class R2 (b)	—	—	(1,659,440)	(24,405,529)
Class R2	(2,753,692)	(30,395,402)	(3,664,383)	(53,574,873)
Class R3	(2,048,273)	(22,213,109)	(4,086,790)	(59,913,675)
Class R4	(3,793,347)	(41,841,785)	(10,075,871)	(159,581,601)
Class 529A	(439,145)	(4,871,022)	(118,753)	(1,771,559)
Class 529B	(37,403)	(411,566)	(41,110)	(599,014)
Class 529C	(59,568)	(661,982)	(65,736)	(949,070)
	(112,833,790)	$(1,236,995,486)	(236,440,476)	$(3,535,683,135)
Net change
Class A	(36,644,222)	$(402,269,891)	(34,841,254)	$(490,928,272)
Class B	(16,535,686)	(180,249,647)	(22,251,744)	(328,316,459)
Class C	(8,616,742)	(93,929,954)	(7,512,647)	(106,914,724)
Class I	34,605	401,116	(4,211,284)	(56,061,014)
Class R (b)	—	—	(4,364,994)	(65,612,081)
Class R1	(94,510)	(996,745)	477,128	7,928,187
Former Class R2 (b)	—	—	(741,391)	(9,960,633)
Class R2	(1,047,688)	(11,652,287)	6,527,061	99,357,297
Class R3	2,635,611	28,636,177	170,681	4,691,310
Class R4	(749,395)	(8,575,583)	7,498,661	107,412,675
Class 529A	(367,315)	(4,084,483)	123,289	1,867,835
Class 529B	(22,933)	(253,517)	36,303	583,671
Class 529C	(15,525)	(175,046)	14,703	258,083
	(61,423,800)	$(673,149,860)	(59,075,488)	$(835,694,125)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six

Notes to Financial Statements (unaudited) – continued

months ended March 31, 2009, the fund’s commitment fee and interest expense were $22,008 and $1,086, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,586,063	1,151,823,136	(1,095,369,663)	76,039,536

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$200,340	$76,039,536

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.